UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-03504

UBS RMA Tax-Free Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code:   212-713 3000

Date of fiscal year end:   June 30

Date of reporting period:   December 31, 2009

Item 1.   Reports to Stockholders.

UBS RMA

Money Market Portfolio

U.S. Government Portfolio

Tax-Free Fund

California Municipal Money Fund

New York Municipal Money Fund

New Jersey Municipal Money Fund

Semiannual Report

December 31, 2009

UBS RMA

February 17, 2010

Dear shareholder,

We present you with the semiannual report for UBS RMA Money Market Portfolio; UBS RMA U.S. Government Portfolio; UBS RMA Tax-Free Fund; UBS RMA California Municipal Money Fund; UBS RMA New York Municipal Money Fund; and UBS RMA New Jersey Municipal Money Fund, for the six months ended December 31, 2009.

Performance

Given ongoing economic headwinds, including the weak labor market, the Federal Reserve Board (the “Fed”) maintained the federal funds rate at historically low levels during the reporting period. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) This caused the yields of the securities in which the Funds invest to remain extremely low, which, in turn, impacted the Funds’ yields.

As of December 31, 2009, after fee waiver/expense reimbursements, the Funds’ seven-day current yields were:

• UBS RMA Money Market Portfolio: 0.01%, versus 0.01% on June 30, 2009;

• UBS RMA U.S. Government Portfolio: 0.01%, versus 0.01% on June 30, 2009;

• UBS RMA Tax-Free Fund Inc.: 0.01%, versus 0.01% on June 30, 2009;

• UBS RMA California Municipal Money Fund: 0.01%, versus 0.01% on June 30, 2009;

• UBS RMA New York Municipal Money Fund: 0.01%, versus 0.01% on June 30, 2009;

UBS RMA Money Market

Portfolio, UBS RMA

U.S. Government Portfolio

Investment goal

(both Portfolios):

Maximum current income consistent with preservation of capital and liquidity

Portfolio Manager

(both Portfolios):

Robert Sabatino

UBS Global Asset

Management (Americas) Inc.

Commencement

(both Portfolios):

October 4, 1982

Dividend payment

(both Portfolios):

Monthly

UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund, UBS RMA New Jersey Municipal Money Fund

Investment goal

(all four Funds):

Maximum current income exempt from federal and/or a specific state’s personal income taxes consistent with preservation of capital and liquidity

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UBS RMA

• UBS RMA New Jersey Municipal Money Fund: 0.01%, versus 0.01% on June 30, 2009;

(For more on each Fund’s performance, refer to “Performance and portfolio characteristics at a glance” beginning on page 7.)

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	While it has not yet been officially announced, the recession—considered to be the longest since the Great Depression—appears to be over. Signs of a turnaround first emerged in the second quarter of 2009, when gross domestic product
(“GDP”) fell at a more modest pace than in prior quarters. Subsequently, third quarter GDP grew 2.2%, in large part due to the government’s efforts to stimulate the economy. Some of the measures instituted by the government included an $8,000 tax credit for first-time home buyers, as well as the “Cash for Clunkers” car rebate program. As the period drew to a close, economic growth continued to accelerate, with advance estimates for fourth quarter GDP coming in at 5.7%.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	Throughout the reporting period, the Fed maintained its highly accommodative monetary policy as it sought to further stabilize the financial markets and stimulate economic growth. For example, the Fed continued to directly purchase US Treasuries and agency mortgage-backed securities in an attempt to keep interest rates low and to resuscitate the long-ailing housing market.

The Fed kept the fed funds rate within a range of 0.00% to 0.25%—a historic low. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) The Fed maintained this rate throughout the entire reporting period, indicating at its December 2009 meeting that it expects to continue to do so in anticipation of economic conditions that are “likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Portfolio Managers (all four Funds):

Elbridge T. Gerry III

Ryan Nugent

UBS Global Asset Management (Americas) Inc.

Commencement:

Tax-Free—October 4, 1982 California Municipal—November 7, 1988 New York Municipal—November 10, 1988 New Jersey Municipal—February 1, 1991

Dividend payment (all four Funds):

Monthly

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UBS RMA

Q.	How was UBS RMA Money Market Portfolio managed during the period?
A.	The credit issues that plagued the market during the first half of the year had diminished substantially by June. As a result, we were able to increase the Fund’s weighted average maturity over the period, bringing it from 39 to 46 days.

At the issuer level, we sought to maintain a greater than usual level of diversification over the reporting period by investing in smaller positions. While the Fund is generally able to hold up to 5.00% in any one issuer (subject to certain exceptions), we typically purchased no more than 3.00% in any one nongovernment issuer, as part of our efforts to reduce risk and keep the Fund highly liquid.

In terms of securities, we increased the Fund’s exposure to asset-backed commercial paper (ABCP) and certificates of deposit over the period. Conversely, we decreased the Fund’s exposure to repurchase agreements, US government agency obligations and short-term corporate obligations. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price, or upon demand.)

Q.	How was the UBS RMA U.S. Government Portfolio managed during the period?
A.	The Fund shifted its emphasis from repurchase agreements backed by US government and agency obligations—which had been offering higher yields than direct investments in Treasury securities—to investments in US government and agency obligations. In doing so, we decreased the Fund’s exposure to repurchase agreements.

During the period, the Fund’s weighted average maturity rose, moving from 38 days on June 30, 2009 to 48 days at period end.

Q.	How were the RMA Tax-Free, RMA California Municipal, RMA New York Municipal and RMA New Jersey Municipal Money Funds managed during the period?
A.	We maintained a shorter weighted average maturity for the Funds versus their peers during the reporting period. This helped us to maintain a high level of liquidity in the Funds. In addition, given the flat yield curve, where short- and longer-term yields were relatively similar, we did not believe it was beneficial from a risk/reward perspective to extend the Funds’ maturities beyond that of their peers.

We continued to allocate a significant portion of the Funds’ portfolios to VRDNs(1) that had yields that reset on a daily or weekly basis. This

(1)	A variable rate demand note is a long-term bond with a floating interest rate that provides investors with the option to tender, or “put,” the security at par with seven days’ notice—or, in some cases, one day’s notice.

3

UBS RMA

also helped to maintain a high degree of liquidity. To further enhance the Funds’ credit quality and diversification, we reduced exposure to those VRDNs we perceived to have weaker letters of credit (LOC) (a form of credit enhancement) and liquidity providers. Over the course of the period, yields provided by VRDNs with weaker LOCs and liquidity providers rose significantly. However, in keeping with the key part of the Funds’ goals regarding preserving capital and liquidity, we avoided these securities, favoring investments in self-liquidity VRDNs(2) and those backed by high quality LOC and liquidity facilities. We also invested a portion of the Funds’ portfolios in tax-exempt commercial paper. In particular, we emphasized tax-exempt commercial paper with 90 day maturities, as we felt it was attractively valued, and it allowed the Funds to generate incremental yields.

Given ongoing budgetary challenges in the State of California, the RMA California Municipal Money Fund did not hold any direct obligations of the state. The securities in the Fund that were issued in California were geographically diversified throughout the state, and included essential service bonds (water and sewer), as well as certain utilities within California.

We closely monitored the budgetary issues in New York and New Jersey, as their economies continued to be negatively impacted by the recession and falling tax revenues. We continue to diversify our holdings in both states to mitigate exposure to any single entity, and emphasized revenue bonds that were secured by payments for an essential service. As was the case in California, we favored water, sewer and select utilities.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	We believe the US has emerged from the lengthy recession due to a fairly good mix of growth throughout key areas of the economy, with consumption expanding in some areas, even without the benefit of certain government stimulus programs. While we expect to see the economic recovery continue, it is likely that GDP will be below its historical average in 2010. Given continued slack in parts of the economy, we believe that core inflation will remain benign during the year.

Moving forward, we plan to monitor the factors likely to influence the Fed’s future decisions on interest rates, including the state of the financial markets, inflation and the overall state of the economy.

On a final note, on January 27, 2010, the Securities and Exchange Commission (“SEC”) voted to adopt rule amendments designed to

(2)	When a self-liquidity VRDN is issued, the issuer agrees to repurchase bonds that have been tendered, but not yet remarketed, without procuring a third-party liquidity facility.

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UBS RMA

strengthen the regulations governing money market funds. The amendments would impose new liquidity, credit quality and maturity limits. They also would enhance disclosures by, among other things, requiring the monthly posting of portfolio holdings reports.

UBS Global AM welcomes the SEC’s approval of these new requirements. We believe that they will fortify the money market sector and are consistent with UBS Global AM’s long-standing conservative approach to the management of its US money market funds.

The new requirements are expected to become effective beginning later in 2010.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds, please contact your Financial Advisor, or visit us at www.ubs.com/globalam-us.**

Kai R. Sotorp

President

UBS RMA Money Fund Inc.

(UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio)

UBS RMA Tax-Free Fund Inc.

UBS Managed Municipal Trust

(UBS RMA California Municipal Money Fund
and UBS RMA New York Municipal Money Fund)

UBS Municipal Money Market Series

(UBS RMA New Jersey Municipal Money Fund)

Head—Americas

UBS Global Asset Management (Americas) Inc.

Elbridge T. Gerry III

Portfolio Manager

UBS RMA Tax-Free Fund Inc.

UBS RMA California Municipal Money Fund

UBS RMA New York Municipal Money Fund

UBS RMA New Jersey Municipal Money Fund

Managing Director

UBS Global Asset Management (Americas) Inc.

** Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

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UBS RMA

Ryan Nugent

Portfolio Manager

UBS RMA Tax-Free Fund Inc.

UBS RMA California Municipal

Money Fund

UBS RMA New York Municipal

Money Fund

UBS RMA New Jersey Municipal

Money Fund

Director

UBS Global Asset Management

(Americas) Inc.

Robert Sabatino Portfolio Manager UBS RMA Money Market Portfolio UBS RMA U.S. Government Portfolio Managing Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended December 31, 2009. The views and opinions in the letter were current as of February 17, 2010. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

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UBS RMA

Performance and portfolio characteristics at a glance (unaudited)

UBS RMA Money Market Portfolio

Yields and characteristics	12/31/09		06/30/09		12/31/08
Seven-day current yield(1)	0.01%		0.01%		1.06%
Seven-day effective yield(1)	0.01		0.01		1.07
Weighted average maturity(2)	46	days	39	days	51	days
Net assets (bn)	$15.2		$16.5		$17.2

Portfolio composition(3)	12/31/09		06/30/09		12/31/08
Commercial paper	51.2%		39.0%		42.5%
US government and agency obligations	21.4		27.3		19.7
Certificates of deposit	17.6		13.4		16.6
Repurchase agreements	3.4		12.5		9.1
Time deposits	2.3		1.2		3.5
Short-term corporate obligations	2.1		4.7		5.8
Bank notes	2.0		1.9		2.7
Money market funds	0.8		0.7		5.5
Other assets less liabilities	(0.8)		(0.7)		(5.4)
Total	100.0%		100.0%		100.0%

UBS RMA U.S. Government Portfolio

Yields and characteristics	12/31/09		06/30/09		12/31/08
Seven-day current yield(1)	0.01%		0.01%		0.09%
Seven-day effective yield(1)	0.01		0.01		0.09
Weighted average maturity(2)	48	days	38	days	74	days
Net assets (bn)	$4.1		$4.7		$6.3

Portfolio composition(3)	12/31/09		06/30/09		12/31/08
US government and agency obligations	67.6%		55.2%		76.5%
Repurchase agreements	32.3		44.8		23.5
Other assets less liabilities	0.1		0.0	(4)	(0.0	)(4)
Total	100.0%		100.0%		100.0%

(1)

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions. The return of an investment will fluctuate. Current performance may be higher or lower than the performance data quoted.

(2)	The Portfolios are actively managed and their weighted average maturities will differ over time.

(3)	Weightings represent percentages of net assets as of the dates indicated. The Portfolios are actively managed and their compositions will vary over time.

(4)	Weightings represent less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

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UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA Tax-Free Fund Inc.

Yields and characteristics	12/31/09		06/30/09		12/31/08
Seven-day current yield(1)	0.01%		0.01%		0.53%
Seven-day effective yield(1)	0.01		0.01		0.54
Weighted average maturity(2)	18	days	13	days	27	days
Net assets (bn)	$4.9		$5.9		$7.5

Portfolio composition(3)	12/31/09		06/30/09		12/31/08
Municipal bonds and notes	93.8%		89.4%		80.5%
Tax-exempt commercial paper	6.6		7.7		11.4
Money market funds	–		2.0		3.0
Time deposit	–		0.3		–
Repurchase agreement	–		–		4.9
Other assets less liabilities	(0.4)		0.6		0.2
Total	100.0%		100.0%		100.0%

UBS RMA California Municipal Money Fund

Yields and characteristics	12/31/09		06/30/09		12/31/08
Seven-day current yield(1)	0.01%		0.01%		0.31%
Seven-day effective yield(1)	0.01		0.01		0.31
Weighted average maturity(2)	9	days	12	days	21	days
Net assets (bn)	$1.1		$1.2		$1.8

Portfolio composition(3)	12/31/09		06/30/09		12/31/08
Municipal bonds and notes	95.3%		89.0%		82.3%
Tax-exempt commercial paper	4.2		9.1		12.8
Money market fund	1.4		1.4		1.8
Repurchase agreement	–		–		3.0
Other assets less liabilities	(0.9)		0.5		0.1
Total	100.0%		100.0%		100.0%

(1)

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on distributions. The return of an investment will fluctuate. Current performance may be higher or lower than the performance data quoted.

(2)	The Funds are actively managed and their weighted average maturities will differ over time.

(3)	Weightings represent percentages of net assets as of the dates indicated. The Funds are actively managed and their compositions will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

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UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (concluded)

UBS RMA New York Municipal Money Fund

Yields and characteristics	12/31/09		06/30/09		12/31/08
Seven-day current yield(1)	0.01%		0.01%		0.42%
Seven-day effective yield(1)	0.01		0.01		0.42
Weighted average maturity(2)	20	days	12	days	17	days
Net assets (bn)	$1.0		$1.1		$1.4

Portfolio composition(3)	12/31/09		06/30/09		12/31/08
Municipal bonds and notes	96.1%		89.3%		94.4%
Tax-exempt commercial paper	3.8		5.7		1.7
Money market fund	–		1.6		1.3
Time deposit	–		0.1		–
Repurchase agreement	–		–		2.4
Other assets less liabilities	0.1		3.3		0.2
Total	100.0%		100.0%		100.0%

UBS RMA New Jersey Municipal Money Fund

Yields and characteristics	12/31/09		06/30/09		12/31/08
Seven-day current yield(1)	0.01%		0.01%		0.39%
Seven-day effective yield(1)	0.01		0.01		0.39
Weighted average maturity(2)	17	days	17	days	25	days
Net assets (mm)	$304.7		$299.8		$371.8

Portfolio composition(3)	12/31/09		06/30/09		12/31/08
Municipal bonds and notes	89.3%		86.2%		76.8%
Tax-exempt commercial paper	10.5		9.8		9.8
Time deposit	–		2.1		–
Money market fund	–		1.7		1.1
Repurchase agreement	–		–		12.1
Other assets less liabilities	0.2		0.2		0.2
Total	100.0%		100.0%		100.0%

(1)

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on distributions. The return of an investment will fluctuate. Current performance may be higher or lower than the performance data quoted.

(2)	The Funds are actively managed and their weighted average maturities will differ over time.

(3)	Weightings represent percentages of net assets as of the dates indicated. The Funds are actively managed and their compositions will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

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UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
US government and agency obligations—21.44%
Federal Farm Credit Bank 0.500%, due 08/09/10(1)	$95,000,000	$94,709,722
Federal Home Loan Bank 0.470%, due 01/04/10(2)	151,500,000	151,514,721
0.195%, due 01/09/10(2)	175,000,000	175,006,479
0.414%, due 01/13/10(2)	175,000,000	175,000,000
0.090%, due 01/27/10(1)	100,000,000	99,993,500
0.750%, due 09/30/10	95,000,000	95,172,485
0.500%, due 10/15/10	65,200,000	65,196,714
0.500%, due 12/28/10	160,000,000	160,000,000
Federal Home Loan Mortgage Corp.* 0.570%, due 01/04/10(2)	266,500,000	266,500,000
0.115%, due 01/11/10(1)	139,500,000	139,495,544
0.450%, due 02/22/10(1)	200,000,000	199,870,000
0.250%, due 04/05/10(1)	100,000,000	99,934,722
Federal National Mortgage Association* 0.174%, due 01/13/10(2)	180,000,000	180,000,000
0.090%, due 01/20/10(1)	300,000,000	299,985,750
0.190%, due 06/09/10(1)	230,000,000	229,806,992
2.875%, due 10/12/10	40,928,000	41,680,112
US Treasury Bills 0.495%, due 07/29/10(1),(3)	100,000,000	99,712,625
0.498%, due 07/29/10(1),(3)	50,000,000	49,855,587
0.423%, due 12/16/10(1)	195,000,000	194,201,299
US Treasury Notes 2.125%, due 01/31/10	203,500,000	203,826,525
2.000%, due 02/28/10	125,650,000	126,003,352
4.500%, due 05/15/10	100,000,000	101,563,727
Total US government and agency obligations (cost—$3,249,029,856)		3,249,029,856
Time deposit—2.31%
Banking-non-US—2.31%
Societe Generale, Cayman Islands 0.040%, due 01/04/10 (cost—$350,000,000)	350,000,000	350,000,000

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UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Bank notes—1.98%
Banking-US—1.98%
Bank of America N.A. 0.250%, due 01/04/10	$150,000,000	$150,000,000
0.210%, due 03/26/10	150,000,000	150,000,000
Total bank notes (cost—$300,000,000)		300,000,000
Certificates of deposit—17.56%
Banking-non-US—17.56%
Banco Bilbao Vizcaya Argentaria SA 0.210%, due 02/25/10	143,000,000	143,000,000
Banco Bilbao Vizcaya London 0.255%, due 02/19/10	152,000,000	152,001,034
Bank of Montreal 0.100%, due 02/01/10	371,000,000	371,000,000
Bank of Nova Scotia 0.190%, due 03/10/10	50,000,000	50,000,944
1.100%, due 05/11/10	40,000,000	40,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.200%, due 01/19/10	195,000,000	195,000,000
BNP Paribas SA 0.370%, due 03/03/10	75,000,000	75,000,000
0.230%, due 03/30/10	85,000,000	85,000,000
0.430%, due 11/19/10	3,500,000	3,500,000
Calyon N.A., Inc. 0.330%, due 06/22/10	100,000,000	100,007,155
Fortis Bank NV-SA 0.230%, due 01/11/10	103,500,000	103,500,000
National Bank of Canada 0.190%, due 02/24/10	64,000,000	64,000,000
Natixis 0.270%, due 01/11/10	199,500,000	199,500,000
0.250%, due 01/12/10	100,000,000	100,000,305
0.300%, due 03/05/10	150,000,000	149,998,688
Royal Bank of Scotland PLC 0.270%, due 01/19/10	150,000,000	150,000,000
Societe Generale 0.500%, due 02/01/10	80,000,000	80,000,000

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UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Svenska Handelsbanken 0.250%, due 02/26/10	$67,000,000	$67,001,040
Unicredito Italiano SpA 0.250%, due 01/04/10	209,000,000	209,000,000
0.250%, due 01/12/10	86,500,000	86,500,000
Westpac Banking Corp. 0.190%, due 01/04/10(2)	203,250,000	203,250,000
0.200%, due 01/04/10(2)	33,000,000	33,000,000
Total certificates of deposit (cost—$2,660,259,166)		2,660,259,166
Commercial paper(1)—51.23%
Asset backed-miscellaneous—20.41%
Amsterdam Funding Corp. 0.170%, due 01/14/10	92,000,000	91,994,352
0.180%, due 01/22/10	100,000,000	99,989,500
Atlantic Asset Securitization LLC 0.220%, due 02/09/10	100,000,000	99,976,167
0.180%, due 02/17/10	98,000,000	97,976,970
0.200%, due 02/25/10	88,000,000	87,973,111
Barton Capital LLC 0.170%, due 01/07/10	45,009,000	45,007,725
Bryant Park Funding LLC 0.170%, due 01/04/10	70,000,000	69,999,008
Chariot Funding LLC 0.160%, due 01/08/10	15,000,000	14,999,533
Enterprise Funding Co. LLC 0.190%, due 02/02/10	100,039,000	100,022,104
Fairway Finance Co. LLC 0.240%, due 01/08/10	50,038,000	50,035,665
Falcon Asset Securitization Corp. 0.190%, due 01/13/10	75,000,000	74,995,250
Kitty Hawk Funding Corp. 0.180%, due 01/07/10	175,043,000	175,037,749
0.230%, due 02/08/10	50,000,000	49,987,861

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UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Commercial paper(1)—(continued)
Asset backed-miscellaneous—(continued)
Liberty Street Funding LLC 0.170%, due 01/08/10	$15,000,000	$14,999,504
0.240%, due 01/12/10	50,000,000	49,996,333
Market Street Funding LLC 0.200%, due 02/22/10	50,033,000	50,018,546
Old Line Funding Corp. 0.190%, due 01/11/10	46,405,000	46,402,551
0.250%, due 02/02/10	50,000,000	49,988,889
0.260%, due 02/03/10	50,000,000	49,988,083
0.180%, due 02/04/10	30,247,000	30,241,858
0.180%, due 02/12/10	50,000,000	49,989,500
0.180%, due 02/16/10	80,057,000	80,038,587
0.190%, due 02/22/10	106,000,000	105,970,909
Ranger Funding Co. LLC 0.250%, due 02/09/10	50,154,000	50,140,417
0.210%, due 03/12/10	98,104,000	98,063,941
Sheffield Receivables Corp. 0.210%, due 01/11/10	50,000,000	49,997,083
0.170%, due 01/12/10	100,000,000	99,994,806
0.210%, due 01/27/10	75,000,000	74,988,625
0.210%, due 02/03/10	50,000,000	49,990,375
0.190%, due 02/05/10	32,000,000	31,994,089
0.210%, due 02/09/10	60,000,000	59,986,350
0.190%, due 02/16/10	70,000,000	69,983,006
Thames Asset Global Securitization No. 1 0.170%, due 01/13/10	79,329,000	79,324,505
Variable Funding Capital Corp. 0.160%, due 01/04/10	100,000,000	99,998,667
0.160%, due 01/07/10	200,000,000	199,994,667
0.160%, due 01/08/10	72,500,000	72,497,744
Windmill Funding Corp. 0.170%, due 01/14/10	92,000,000	91,994,352
Yorktown Capital LLC 0.190%, due 01/06/10	95,000,000	94,997,493
0.250%, due 01/12/10	85,281,000	85,274,485
0.240%, due 01/22/10	43,000,000	42,993,980

13

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Commercial paper(1)—(continued)
Asset backed-miscellaneous—(concluded)
Yorktown Capital LLC (concluded) 0.200%, due 02/05/10	$100,000,000	$99,980,556
0.220%, due 03/18/10	55,520,000	55,494,214
		3,093,319,110
Asset backed-securities—4.10%
Clipper Receivables Co. LLC 0.300%, due 01/07/10	235,000,000	234,988,250
Grampian Funding LLC 0.200%, due 01/07/10	42,000,000	41,998,600
0.350%, due 02/01/10	170,000,000	169,948,764
0.300%, due 02/25/10	174,000,000	173,920,250
		620,855,864
Automobile OEM—0.58%
PACCAR Financial Corp. 0.180%, due 02/12/10	47,600,000	47,590,004
0.180%, due 02/16/10	40,000,000	39,990,800
		87,580,804
Banking-non-US—3.67%
ANZ National International Ltd. 0.310%, due 01/21/10	74,000,000	73,987,256
0.400%, due 03/04/10	75,000,000	74,948,333
Banco Bilbao Vizcaya London 0.230%, due 03/03/10	45,000,000	44,982,462
KFW International Finance, Inc. 0.200%, due 01/15/10	125,000,000	124,990,278
0.200%, due 01/25/10	140,000,000	139,981,333
Royal Bank of Scotland PLC 0.350%, due 02/23/10	98,000,000	97,949,503
		556,839,165
Banking-US—16.21%
ABN-AMRO N.A. Finance, Inc. 0.230%, due 01/20/10	12,000,000	11,998,543
Barclays US Funding Corp. 0.230%, due 01/29/10	140,000,000	139,974,956
0.210%, due 02/09/10	199,000,000	198,954,727

14

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Commercial paper(1)—(continued)
Banking-US—(concluded)
BNP Paribas Finance 0.240%, due 02/03/10	$118,000,000	$117,974,040
Calyon N.A., Inc. 0.270%, due 02/08/10	99,000,000	98,971,785
0.280%, due 02/19/10	75,000,000	74,971,417
CBA (Delaware) Finance, Inc. 0.200%, due 03/11/10	50,000,000	49,980,833
Danske Corp. 0.230%, due 01/04/10	90,000,000	89,998,275
0.190%, due 01/05/10	150,000,000	149,996,833
0.210%, due 01/27/10	50,000,000	49,992,417
Dexia Delaware LLC 0.250%, due 01/05/10	250,000,000	249,993,056
ING (US) Funding LLC 0.455%, due 01/14/10	82,500,000	82,486,445
0.310%, due 01/28/10	100,000,000	99,976,750
0.320%, due 06/16/10	100,000,000	99,852,444
JP Morgan Chase Funding, Inc. 0.200%, due 01/04/10	200,000,000	199,996,667
Nordea N.A., Inc. 0.220%, due 01/15/10	163,000,000	162,986,054
0.205%, due 02/19/10	151,000,000	150,957,867
Rabobank USA Financial Corp. 0.280%, due 01/25/10	152,000,000	151,971,627
San Paolo IMI US Financial Co. 0.170%, due 01/28/10	78,000,000	77,990,055
Societe Generale N.A., Inc. 0.270%, due 01/21/10	72,000,000	71,989,200
0.245%, due 02/12/10	125,000,000	124,964,271
		2,455,978,262
Beverage/bottling—1.96%
Coca-Cola Co. 0.160%, due 02/11/10	134,800,000	134,775,436
0.110%, due 02/22/10	62,600,000	62,590,054
0.180%, due 03/16/10	99,000,000	98,963,370
		296,328,860

15

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Commercial paper(1)—(concluded)
Energy-integrated—1.44%
Chevron Funding Corp. 0.100%, due 01/19/10	$70,000,000	$69,996,500
0.100%, due 01/22/10	35,000,000	34,997,958
ENI Finance USA, Inc. 0.170%, due 01/11/10	50,000,000	49,997,639
0.150%, due 01/27/10	30,000,000	29,996,750
0.180%, due 02/26/10	32,750,000	32,740,830
		217,729,677
Finance-captive automotive—1.48%
Toyota Motor Credit Corp. 0.200%, due 02/02/10	225,000,000	224,960,000
Finance-noncaptive diversified—1.10%
General Electric Capital Corp. 0.200%, due 01/05/10	104,000,000	103,997,689
0.200%, due 01/11/10	63,000,000	62,996,500
		166,994,189
Food/beverage—0.28%
Nestle Capital Corp. 0.650%, due 02/16/10	43,000,000	42,964,286
Total commercial paper (cost—$7,763,550,217)		7,763,550,217
Short-term corporate obligations—2.08%
Banking-non-US—0.26%
Commonwealth Bank of Australia 0.301%, due 01/28/10(2),(4)	39,000,000	39,000,000
Finance-noncaptive consumer—0.44%
General Electric Capital Corp. 0.354%, due 01/20/10(2)	67,000,000	66,997,602
Supranationals—1.38%
Inter-American Development Bank 0.200%, due 04/06/10(1)	75,000,000	74,960,416
International Bank for Reconstruction & Development 0.170%, due 02/01/10(1)	62,985,000	62,975,780
0.150%, due 03/05/10(1)	71,500,000	71,481,231
		209,417,427
Total short-term corporate obligations (cost—$315,415,029)		315,415,029

16

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Repurchase agreements—3.38%
Repurchase agreement dated 12/31/09 with Bank of America, 0.010% due 01/04/10, collateralized by $38,750,000 Federal Home Loan Bank obligations, 0.500% due 10/29/10 and $57,006,000 Federal National Mortgage Association obligations, 5.000% due 02/13/17; (value—$102,000,511); proceeds: $100,000,111	$100,000,000	$100,000,000
Repurchase agreement dated 12/31/09 with Deutsche Bank Securities, Inc., 0.010% due 01/04/10, collateralized by $11,640,000 Federal Home Loan Bank obligations, 4.250% due 06/10/11 and $449,000 Federal National Mortgage Association obligations, 5.950% due 11/07/36; (value—$12,649,449); proceeds: $12,400,014	12,400,000	12,400,000
Repurchase agreement dated 12/31/09 with Goldman Sachs & Co., 0.010% due 01/04/10, collateralized by $100,000,000 Federal Home Loan Bank obligations, 0.875% due 03/30/10 and $51,422,000 Federal National Mortgage Association obligations, 3.000% to 4.075% due 01/15/13 to 10/29/14; (value—$153,000,766); proceeds $150,000,167	150,000,000	150,000,000
Repurchase agreement dated 12/31/09 with Morgan Stanley & Co., 0.005% due 01/04/10, collateralized by $52,030,000 Federal Home Loan Bank obligations, zero coupon due 01/27/10 to 02/01/10, $46,970,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 5.000% due 03/25/11 to 02/16/17 and $156,280,000 Federal National Mortgage Association obligations, zero coupon due 01/05/10 to 11/01/10; (value—$255,121,150); proceeds: $250,000,139	250,000,000	250,000,000
Repurchase agreement dated 12/31/09 with State Street Bank & Trust Co., 0.000% due 01/04/10, collateralized by $76,565 US Treasury Bills, zero coupon due 06/03/10 to 06/10/10; (value—$76,501): proceeds: $75,000	75,000	75,000
Total repurchase agreements (cost—$512,475,000)		512,475,000

17

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2009 (unaudited)

Security description	Number of shares	Value
Investment of cash collateral from securities loaned—0.80%
Money market fund—0.80%
UBS Private Money Market Fund LLC(5) (cost—$121,667,500)	121,667,500	$121,667,500
Total investments (cost—$15,272,396,768 which approximates cost for federal income tax purposes)—100.78%		15,272,396,768
Liabilities in excess of other assets—(0.78)%		(118,811,237)
Net assets (applicable to 15,154,380,666 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$15,153,585,531
*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of December 31, 2009 and reset periodically.
(3)	Security, or portion thereof, was on loan. At December 31, 2009, the total market value of securities on loan was $119,153,225, and the total collateral held by the portfolio amounted to $121,667,500.
(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.26% of net assets as of December 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The table below details the Portfolio’s transaction activity in an affiliated issuer for the six months ended December 31, 2009. The advisor earns a management fee from UBS Private Money Market LLC.

Security description	Value at 06/30/09	Purchases during the six months ended 12/31/09	Sales during the six months ended 12/31/09	Value at 12/31/09	Net income earned from affiliate for the six months ended 12/31/09
UBS Private Money Market Fund LLC	$108,008,820	$666,331,031	$652,672,351	$121,667,500	$37,802

OEM	Original Equipment Manufacturer

18

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2009 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$3,249,029,856	$—	$3,249,029,856
Time deposit	—	350,000,000	—	350,000,000
Bank notes	—	300,000,000	—	300,000,000
Certificates of deposit	—	2,660,259,166	—	2,660,259,166
Commercial paper	—	7,763,550,217	—	7,763,550,217
Short-term corporate obligations	—	315,415,029	—	315,415,029
Repurchase agreements	—	512,475,000	—	512,475,000
Investment of cash collateral from securities loaned	—	121,667,500	—	121,667,500
Total	$—	$15,272,396,768	$—	$15,272,396,768

19

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2009 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	74.0%
France	5.2
Canada	3.4
Japan	2.7
Italy	2.7
Cayman Islands	2.3
Spain	2.2
Australia	1.8
Germany	1.7
United Kingdom	1.6
New Zealand	1.0
Belgium	0.7
Sweden	0.4
Switzerland	0.3
Total	100.0%

Weighted average maturity—46 days

See accompanying notes to financial statements

20

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
US government and agency obligations—67.60%
Federal Farm Credit Bank 0.100%, due 01/04/10(1)	$125,000,000	$125,000,000
Federal Home Loan Bank 0.000%, due 01/13/10(1)	100,000,000	99,995,317
0.184%, due 01/13/10(1)	50,000,000	49,999,190
0.414%, due 01/13/10(1)	100,000,000	100,000,000
0.050%, due 01/26/10(2)	200,000,000	199,993,056
0.245%, due 02/12/10(2)	100,000,000	99,971,417
3.000%, due 06/11/10	14,950,000	15,128,296
4.250%, due 06/11/10	70,000,000	71,161,045
0.600%, due 06/21/10	40,000,000	39,985,408
0.700%, due 09/08/10	25,000,000	25,029,310
0.500%, due 12/28/10	25,000,000	25,000,000
Federal Home Loan Mortgage Corp.* 0.570%, due 01/04/10(1)	50,000,000	50,000,000
4.875%, due 02/09/10	50,000,000	50,237,607
0.230%, due 04/12/10(2)	75,000,000	74,951,604
0.110%, due 04/13/10(2)	250,000,000	249,922,083
0.210%, due 04/19/10(2)	75,000,000	74,952,750
0.430%, due 05/17/10(2)	50,000,000	49,918,778
Federal National Mortgage Association* 0.174%, due 01/13/10(1)	150,000,000	150,000,000
0.050%, due 01/19/10(2)	150,000,000	149,996,250
0.090%, due 01/20/10(2)	200,000,000	199,990,500
0.070%, due 02/01/10(2)	150,000,000	149,990,958
0.070%, due 02/03/10(2)	150,000,000	149,990,375
0.470%, due 02/22/10(2)	51,325,000	51,290,156
2.875%, due 10/12/10	11,500,000	11,711,330
US Treasury Bills 0.071%, due 03/04/10(2)	175,000,000	174,978,752
US Treasury Notes 2.125%, due 01/31/10	55,000,000	55,088,250
2.000%, due 02/28/10	75,000,000	75,191,031
2.750%, due 07/31/10	107,000,000	108,437,112
2.000%, due 09/30/10	25,000,000	25,294,238
1.500%, due 10/31/10	60,000,000	60,524,989
Total US government and agency obligations (cost—$2,763,729,802)		2,763,729,802

21

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Repurchase agreements—32.31%
Repurchase agreement dated 12/31/09 with Bank of America, 0.010% due 01/04/10, collateralized by $210,715,100 US Treasury Bonds, 7.125% due 02/15/23 and $18,772,200 US Treasury Notes, 3.250% due 12/31/16; (value—$295,800,076); proceeds: $290,000,322	$290,000,000	$290,000,000
Repurchase agreement dated 12/31/09 with Deutsche Bank Securities, Inc., 0.000% due 01/04/10, collateralized by $518,268,369 US Treasury Bonds Principal Strips, zero coupon due 11/15/20 to 11/15/36; (value—$199,716,000); proceeds: $195,800,000	195,800,000	195,800,000
Repurchase agreement dated 12/31/09 with Goldman Sachs & Co., 0.000% due 01/04/10, collateralized by $442,579,600 US Treasury Inflation Index Notes, 0.625% to 2.000% due 04/15/13 to 01/15/18; (value—$484,500,070); proceeds: $475,000,000	475,000,000	475,000,000
Repurchase agreement dated 12/31/09 with Morgan Stanley & Co., 0.000% due 01/04/10, collateralized by $619,006,200 US Treasury Bonds Principal Strips, zero coupon due 05/15/21 to 11/15/22; (value—$367,200,001); proceeds: $360,000,000	360,000,000	360,000,000
Repurchase agreement dated 12/31/09 with State Street Bank & Trust Co., 0.000% due 01/04/10, collateralized by $51,043 US Treasury Bills, zero coupon due 06/03/10 to 06/10/10; (value—$51,001): proceeds: $50,000	50,000	50,000
Total repurchase agreements (cost—$1,320,850,000)		1,320,850,000
Total investments (cost—$4,084,579,802 which approximates cost for federal income tax purposes)—99.91%		4,084,579,802
Other assets in excess of liabilities—0.09%		3,517,975
Net assets (applicable to 4,088,632,825 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$4,088,097,777
*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of December 31, 2009, and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.

22

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2009 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Portfolio’s investments.

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$2,763,729,802	$—	$2,763,729,802
Repurchase agreements	—	1,320,850,000	—	1,320,850,000
Total	$—	$4,084,579,802	$—	$4,084,579,802

Weighted average maturity—48 days

See accompanying notes to financial statements

23

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—93.85%
Alabama—0.95%
Montgomery Industrial Development Board Pollution Control & Solid Waste Disposal Refunding (General Electric Co. Project), 0.220%, VRD	$46,650,000	$46,650,000
Alaska—0.28%
Alaska International Airports Revenue Refunding (System), Series A, 0.260%, VRD(1)	7,000,000	7,000,000
Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project), 0.180%, VRD	3,700,000	3,700,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Pipeline Co. Project), Series B, 0.180%, VRD	3,000,000	3,000,000
		13,700,000
Arizona—1.90%
Apache County Industrial Development Authority (Tucson Electric Power Co.-Springerville Project), Series B, 0.350%, VRD	11,200,000	11,200,000
Series C, 0.300%, VRD	35,000,000	35,000,000
Arizona Board of Regents Certificates of Participation (Morgan Stanley Floater Certificates), Series 1918 (AMBAC Insured), 0.250%, VRD(2),(3)	16,805,000	16,805,000
Pima County Industrial Development Authority Revenue (Industrial Development-Tucson Electric Power), 0.300%, VRD	10,000,000	10,000,000
Pima County Industrial Development Authority (Tucson Electric Power Co.-Irvington Project), Series A, 0.350%, VRD	8,200,000	8,200,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (JP Morgan Chase PUTTERs), Series 3030, 0.250%, VRD(2),(3)	6,460,000	6,460,000
Series 3242, 0.250%, VRD(2),(3)	5,695,000	5,695,000
		93,360,000

24

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—2.87%
California Department of Water Resources Power Supply Revenue, Series B-3, 0.200%, VRD	$7,500,000	$7,500,000
Series C-1, 0.220%, VRD	10,000,000	10,000,000
California Economic Recovery, Series C-1, 0.280%, VRD	27,000,000	27,000,000
Series C-2, 0.260%, VRD	9,000,000	9,000,000
California Educational Facilities Authority Revenue (Art Center College of Design), 0.170%, VRD	4,830,000	4,830,000
California Educational Facilities Authority Revenue (University of San Francisco), Series B, 0.180%, VRD	6,000,000	6,000,000
California Health Facilities Financing Authority Revenue (Kaiser Permanente), Series C, 0.200%, VRD	11,100,000	11,100,000
California Statewide Communities Development Authority Revenue (Cottage Health Systems), Series A, 0.230%, VRD	7,300,000	7,300,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series A, 0.200%, VRD	3,300,000	3,300,000
Series C, 0.200%, VRD	7,160,000	7,160,000
Series M, 0.200%, VRD	6,800,000	6,800,000
California Statewide Communities Development Authority Revenue (Touro University Project), 0.170%, VRD	3,740,000	3,740,000
California Statewide Communities Development Authority Revenue, Series L, 0.200%, VRD	10,100,000	10,100,000
Los Angeles Department of Water & Power Waterworks Revenue, Subseries B-3, 0.170%, VRD	2,700,000	2,700,000

25

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Orange County Water District Revenue Certificates of Participation, Series A, 0.180%, VRD	$19,015,000	$19,015,000
Santa Clara Electrical Revenue, Subseries B, 0.220%, VRD	5,440,000	5,440,000
		140,985,000
Colorado—0.90%
Aurora Water Improvement Revenue (JP Morgan PUTTERs, Series 2010) (AMBAC Insured), 0.300%, VRD(2),(3)	15,085,000	15,085,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series C-7, 0.230%, VRD	5,100,000	5,100,000
Colorado Educational & Cultural Facilities Authority Revenue (Nature Conservancy Project), Series A, 0.300%, VRD	2,383,000	2,383,000
Colorado Health Facilities Authority Revenue (Exampla, Inc.), 0.200%, VRD	3,900,000	3,900,000
Colorado Health Facilities Authority Revenue Refunding (The Evangelical), 0.220%, VRD	3,940,000	3,940,000
Denver City & County Certificates of Participation Refunding, Series A3, 0.200%, VRD	2,700,000	2,700,000
El Paso County Revenue (YMCA Pikes Peak Region Project), 0.220%, VRD	10,845,000	10,845,000
		43,953,000
Connecticut—0.98%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series X-2, 0.150%, VRD	48,175,000	48,175,000
Delaware—0.44%
Delaware River & Bay Authority Revenue Refunding, 0.180%, VRD	3,800,000	3,800,000
University of Delaware Revenue, 0.240%, VRD	18,020,000	18,020,000
		21,820,000

26

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
District of Columbia—0.50%
District of Columbia Revenue (George Washington University), Series C, 0.220%, VRD	$9,025,000	$9,025,000
District of Columbia, Series C, 0.200%, VRD	9,270,000	9,270,000
District of Columbia University Revenue Refunding (Georgetown University), Series B, 0.230%, VRD	2,000,000	2,000,000
Series C, 0.200%, VRD	4,500,000	4,500,000
		24,795,000
Florida—3.69%
Florida State Board of Education (Public Education Capital Outlay Bonds), Series E (Bank of America Austin Certificates, Series 2008-1059), 0.250%, VRD(2),(3)	8,335,000	8,335,000
Gainesville Utilities System Revenue, Series B, 0.200%, VRD	7,335,000	7,335,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series A, 0.210%, VRD	10,000,000	10,000,000
Jacksonville Health Facilities Authority Hospital Revenue (Baptist Medical), Series B, 0.210%, VRD	4,650,000	4,650,000
Jacksonville Health Facilities Authority Hospital Revenue Refunding (Baptist), Series D, 0.210%, VRD	2,200,000	2,200,000
JEA Electric System Revenue, Series B-3, 0.220%, VRD	19,740,000	19,740,000
Series Three-A, 0.200%, VRD	15,800,000	15,800,000
Series Three-C-1, 0.170%, VRD	11,920,000	11,920,000
Series Three-C-2, 0.170%, VRD	22,025,000	22,025,000
Series Three-C-3, 0.200%, VRD	11,095,000	11,095,000

27

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Florida—(concluded)
JEA Electric System Revenue, (concluded) Series Three-D-1, 0.210%, VRD	$13,900,000	$13,900,000
Subseries D, 0.280%, VRD	7,815,000	7,815,000
JEA Water & Sewer System Revenue, Subseries B-1, 0.200%, VRD	6,000,000	6,000,000
Lee Memorial Health System Hospital Revenue, Series C, 0.240%, VRD	2,000,000	2,000,000
Miami Health Facilities Authority Health System Revenue (Catholic Health East), 0.220%, VRD	4,235,000	4,235,000
Orange County Health Facilities Authority Revenue (Hospital-Orlando Regional), Series E, 0.300%, VRD	4,500,000	4,500,000
Orlando Utilities Commission Utility System Revenue, 0.200%, VRD	22,100,000	22,100,000
Pinellas County Health Facilities Authority Revenue (Health System Baycare Health), Series A1, 0.240%, VRD	7,500,000	7,500,000
		181,150,000
Georgia—5.35%
Atlanta Tax Allocation (Westside Project), Series A, 0.220%, VRD	29,795,000	29,795,000
Atlanta Water & Wastewater Revenue, 0.220%, VRD	35,695,000	35,695,000
0.320%, VRD	23,000,000	23,000,000
De Kalb County Development Authority Revenue (Atlanta Jewish Community Center), 0.220%, VRD	3,665,000	3,665,000
Macon-Bibb County Hospital Authority Revenue Anticipation Certificates (Medical Center Control), 0.300%, VRD	4,500,000	4,500,000
Private Colleges & Universities Authority Revenue (Emory University), Series B-2, 0.170%, VRD	52,300,000	52,300,000
Series B-3, 0.150%, VRD	14,475,000	14,475,000

28

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—(concluded)
Private Colleges & Universities Authority Revenue (Emory University), (concluded) Series C-3, 0.170%, VRD	$14,300,000	$14,300,000
Series C-4, 0.170%, VRD	29,425,000	29,425,000
Series C-5, 0.160%, VRD	36,325,000	36,325,000
South Fulton Municipal Regional Water & Sewer Authority Revenue, 0.250%, VRD	15,000,000	15,000,000
Thomasville Hospital Authority Revenue Anticipation Certificates (John Archbold), Series A, 0.240%, VRD	4,000,000	4,000,000
		262,480,000
Idaho—0.84%
Idaho Health Facilities Authority Revenue (St. Lukes Health System Project), Series B, 0.220%, VRD	13,000,000	13,000,000
Idaho Tax Anticipation Notes, 2.500%, due 06/30/10	28,000,000	28,288,692
		41,288,692
Illinois—3.82%
Chicago Board of Education Refunding (Dedicated Revenues), Series A-1, 0.200%, VRD	4,900,000	4,900,000
Chicago Board of Education Refunding, Series B, 0.200%, VRD	7,650,000	7,650,000
Chicago (Neighborhoods Alive 21), Series B, 0.210%, VRD	11,635,000	11,635,000
Chicago O’Hare International Airport Revenue (Second Lien), Series C, 0.330%, VRD	46,700,000	46,700,000
Chicago O’Hare International Airport Revenue (Third Lien), Series D, 0.280%, VRD	3,000,000	3,000,000
Chicago (Pre-refunded with REFCORP Strips and State and Local Government Securities to 07/01/10 @ 101), Series A (FGIC Insured), 6.750%, due 07/01/10	3,660,000	3,808,630

29

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Chicago Wastewater Transmission Revenue Refunding, Subseries C-1, 0.200%, VRD	$5,100,000	$5,100,000
Chicago Water Revenue, Subseries 04-3, 0.300%, VRD	3,205,000	3,205,000
Cook County (Capital Improvement), Series B, 0.280%, VRD	10,000,000	10,000,000
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates), Series 1919, 0.230%, VRD(2),(3)	9,605,000	9,605,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.240%, VRD	11,400,000	11,400,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.300%, VRD	14,100,000	14,100,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.200%, VRD	10,200,000	10,200,000
Illinois Finance Authority Revenue (Advocate Health Care), Subseries B-5, 0.220%, VRD	17,960,000	17,960,000
Subseries C2A, 0.200%, VRD	950,000	950,000
Illinois Finance Authority Revenue (Cristo Rey Jesuit School Project), 0.250%, VRD	7,300,000	7,300,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.280%, VRD	7,800,000	7,800,000
Illinois Finance Authority Revenue (Rush University Medical Center), Series A, 0.280%, VRD	3,700,000	3,700,000
Lombard Revenue (National University Health Sciences Project), 0.270%, VRD	8,645,000	8,645,000
		187,658,630

30

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Indiana—3.58%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum), 0.270%, VRD	$9,400,000	$9,400,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-1, 0.330%, VRD(1)	6,000,000	6,000,000
Series A-3, 0.200%, VRD	10,300,000	10,300,000
Indiana State Finance Authority Revenue (Ascension Health), Series CR-E-1, 0.250%, VRD	11,550,000	11,550,000
Series CR-E-3, 0.200%, VRD	39,600,000	39,600,000
Indiana State Finance Authority Revenue (Ascension), Series E5 (Mandatory Put 06/15/10 @ 100), 0.330%, due 06/15/10	4,000,000	4,000,000
Series E7 (Mandatory Put 06/15/10 @ 100), 0.330%, due 06/15/10	6,490,000	6,490,000
Series E8 (Mandatory Put 06/15/10 @ 100), 0.330%, due 06/15/10	6,725,000	6,725,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.200%, VRD	20,820,000	20,820,000
Series D-2, 0.200%, VRD	21,055,000	21,055,000
Indianapolis Local Public Improvement Bond Bank Notes, Series I, 0.270%, due 04/07/10	4,500,000	4,500,000
Mount Vernon Industrial Pollution Control & Solid Waste Disposal Revenue (General Electric Co. Project) 0.220%, VRD	29,400,000	29,400,000
Purdue University Revenues (Student Fee), Series S, 0.200%, VRD	3,570,000	3,570,000
Series T, 0.220%, VRD	2,500,000	2,500,000
		175,910,000

31

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Iowa—0.29%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project), 0.250%, VRD	$4,500,000	$4,500,000
Iowa State School Cash Anticipation Program (Iowa School Corps.), Series B, 3.000%, due 01/21/10	9,500,000	9,511,358
		14,011,358
Kansas—0.98%
Kansas State Department of Transportation Highway Revenue Refunding, Series B-2, 0.200%, VRD	20,000,000	20,000,000
Kansas State Department of Transportation Highway Revenue, Series A-5, 0.180%, VRD	19,100,000	19,100,000
Lawrence Temporary Notes, Series I, 2.000%, due 10/01/10	9,000,000	9,093,789
		48,193,789
Kentucky—2.79%
Boone County Pollution Control Revenue Refunding (Duke Energy, Inc. Project), Series A, 0.190%, VRD	2,000,000	2,000,000
Boyle County Hospital Revenue (Ephraim McDowell Health Project), 0.230%, VRD	7,000,000	7,000,000
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust), Series A, 0.200%, VRD	13,875,000	13,875,000
Christian County Association of Leasing Trust Lease Program, Series A, 0.200%, VRD	4,795,000	4,795,000
Series B, 0.200%, VRD	41,950,000	41,950,000
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program), 0.350%, VRD	40,000,000	40,000,000
Shelby County Lease Revenue, Series A, 0.200%, VRD	11,230,000	11,230,000

32

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Kentucky—(concluded)
Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A, 0.200%, VRD	$12,950,000	$12,950,000
Williamstown League of Cities Funding Trust Lease Revenue, Series B, 0.320%, VRD	2,960,000	2,960,000
		136,760,000
Louisiana—0.05%
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.200%, VRD	2,500,000	2,500,000
Maine—0.20%
Maine Health & Higher Educational Facilities Authority Revenue (JP Morgan PUTTERs, Series 1973) (AMBAC Insured), 0.300%, VRD(2),(3)	9,860,000	9,860,000
Maryland—2.27%
Easton Revenue (William Hill Manor Facility), Series A, 0.240%, VRD	7,945,000	7,945,000
Maryland Economic Development Corp. Revenue (Howard Hughes Medical), Series A, 0.170%, VRD	9,000,000	9,000,000
Maryland State Health & Higher Educational Facilities Authority Revenue (John Hopkins University), Series A, 0.180%, VRD	29,355,000	29,355,000
Series B, 0.300%, VRD	43,800,000	43,800,000
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.240%, VRD	21,185,000	21,185,000
		111,285,000
Massachusetts—5.17%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A-1, 0.180%, VRD	12,000,000	12,000,000
Massachusetts Development Finance Agency Revenue (Harvard University Issue), Series HH, 0.250%, VRD	31,150,000	31,150,000

33

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts Development Finance Agency Revenue Refunding (Higher Education Smith College), 0.250%, VRD	$12,804,000	$12,804,000
Massachusetts Health & Educational Facilities Authority Revenue (Bentley College Issue), Series K, 0.170%, VRD	6,200,000	6,200,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series BB, 0.150%, VRD	24,915,000	24,915,000
Series Y, 0.250%, VRD	30,000,000	30,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Massachusetts Institute of Technology), Series J-1, 0.150%, VRD	18,300,000	18,300,000
Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts), Series A2, 0.200%, VRD	10,900,000	10,900,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series D-2, 0.150%, VRD	12,000,000	12,000,000
Series I-1, 0.150%, VRD	10,000,000	10,000,000
Massachusetts School Building Authority Dedicated Sales Tax Revenue (Citigroup ROCS, Series RR-II-R-12193) (AGM Insured), 0.230%, VRD(2),(3)	13,115,000	13,115,000
Massachusetts Water Resources Authority Refunding (General Multi-Modal), Subseries C, 0.320%, VRD	25,250,000	25,250,000
Massachusetts Water Resources Authority Refunding (General), Series A, 0.280%, VRD	21,130,000	21,130,000
Series F, 0.170%, VRD	26,000,000	26,000,000
		253,764,000

34

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Michigan—3.42%
Grand Valley State University Revenue Refunding, Series B, 0.190%, VRD	$3,940,000	$3,940,000
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.200%, VRD	2,800,000	2,800,000
Michigan Hospital Finance Authority Revenue (Ascension Health), Series CR-B-1, 0.250%, VRD	22,290,000	22,290,000
Series CR-B-2, 0.200%, VRD	10,000,000	10,000,000
Series CR-B-3, 0.250%, VRD	38,600,000	38,600,000
Series CR-B-5, 0.250%, VRD	20,600,000	20,600,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series E, 0.170%, VRD	9,145,000	9,145,000
Series F, 0.200%, VRD	5,745,000	5,745,000
Michigan State Notes, Series A, 2.000%, due 09/30/10	5,000,000	5,054,539
University of Michigan Revenues (Hospital), Series A, 0.200%, VRD	2,700,000	2,700,000
0.240%, VRD	20,280,000	20,280,000
Series B, 0.150%, VRD	9,500,000	9,500,000
University of Michigan Revenues, Series B, 0.150%, VRD	10,000,000	10,000,000
University of Michigan University Revenues Refunding (Hospital), Series A-2 0.240%, VRD	2,000,000	2,000,000
University of Michigan University Revenues Refunding (Medical Service Plan), Series A-1, 0.240%, VRD	5,375,000	5,375,000
		168,029,539

35

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Minnesota—0.83%
Arden Hills Housing & Health Care Facilities Revenue Refunding (Presbyterian Homes), Series A, 0.250%, VRD	$1,764,000	$1,764,000
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.220%, VRD	10,105,000	10,105,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series D (Mandatory Put 04/01/10 @ 100), 0.700%, due 04/01/10	7,000,000	7,000,000
Series E (Mandatory Put 05/10/10 @ 100), 0.550%, due 05/10/10	13,000,000	13,000,000
University of Minnesota, Series A, 0.240%, VRD	9,000,000	9,000,000
		40,869,000
Mississippi—1.54%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.200%, VRD	23,855,000	23,855,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series B, 0.380%, VRD	25,000,000	25,000,000
Mississippi Business Finance Corp. Revenue (Jackson Medium Mall Foundation Project), 0.270%, VRD	8,625,000	8,625,000
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services), Series 1, 0.200%, VRD	8,400,000	8,400,000
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi), Series 1, 0.280%, VRD	9,680,000	9,680,000
		75,560,000
Missouri—1.96%
Curators University of Missouri Systems Facilities Revenue, Series B, 0.260%, VRD	18,405,000	18,405,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series C, 0.180%, VRD	20,000,000	20,000,000

36

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System), Series A, 0.250%, VRD	$24,000,000	$24,000,000
Series C, 0.170%, VRD	6,000,000	6,000,000
Series E, 0.230%, VRD	16,900,000	16,900,000
University of Missouri University Revenues (Systems Facilities), Series B, 0.200%, VRD	10,800,000	10,800,000
		96,105,000
Montana—0.36%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project), 0.300%, VRD	2,300,000	2,300,000
Montana Facility Finance Authority Revenue (Sisters of Charity Health Systems), 0.230%, VRD	15,200,000	15,200,000
		17,500,000
Nebraska—0.19%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children), Series A, 0.250%, VRD	9,500,000	9,500,000
Nevada—0.19%
Reno Sales Tax Revenue Refunding, Senior Lien (Reno Project), 0.260%, VRD	9,500,000	9,500,000
New Hampshire—0.36%
New Hampshire Health & Education Facilities Authority Revenue (Barclays Capital Municipal Trust Receipts Series 7WJ), 0.210%, VRD(2),(3)	8,825,000	8,825,000
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.150%, VRD	8,650,000	8,650,000
		17,475,000

37

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New Jersey—0.22%
Colts Neck Township Bond Anticipation Notes, Series A, 2.000%, due 08/18/10	$1,918,550	$1,925,671
Hopatcong Borough Bond Anticipation Notes, 2.500%, due 09/17/10	4,219,795	4,252,254
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D, 0.230%, VRD	4,500,000	4,500,000
		10,677,925
New Mexico—0.22%
New Mexico Hospital Equipment Loan Council Hospital Revenue (Presbyterian Healthcare), Series D, 0.200%, VRD	10,610,000	10,610,000
New York—5.30%
Buffalo Municipal Water Finance Authority Water Systems Revenue Refunding, 0.210%, VRD	6,300,000	6,300,000
Metropolitan Transportation Authority Dedicated Tax Fund Refunding, Subseries B-1, 0.230%, VRD	8,500,000	8,500,000
Nassau County Interim Finance Authority Sales Tax Secondary, Series A, 0.200%, VRD	7,700,000	7,700,000
New York City Capital Resources Corp. Revenue (Loan Enhanced Assistance), Series B-3, 0.190%, VRD	7,850,000	7,850,000
New York City (Fiscal 2008), Subseries J-5, 0.220%, VRD	19,100,000	19,100,000
Subseries J-10, 0.180%, VRD	11,110,000	11,110,000
New York City Industrial Development Agency Civic Facility Revenue (Lycee Francais de New York Project), Series B, 0.220%, VRD	2,500,000	2,500,000
New York City Industrial Development Agency Civic Facility Revenue Refunding & Improvement (Touro College), 0.200%, VRD	1,800,000	1,800,000
New York City, Subseries H-1, 0.300%, VRD	5,950,000	5,950,000

38

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City, (concluded) Subseries L-4, 0.260%, VRD	$1,800,000	$1,800,000
Subseries L-5, 0.220%, VRD	900,000	900,000
New York City Transitional Finance Authority Revenue (Future Tax Secured), Series A, 0.250%, VRD	10,200,000	10,200,000
Subseries B-3, 0.250%, VRD	19,000,000	19,000,000
New York City Trust for Cultural Resources Revenue Refunding (American Museum of Natural History), Series A2, 0.220%, VRD	1,200,000	1,200,000
New York City Trust for Cultural Resources Revenue Refunding (Lincoln Center), Series A-1, 0.220%, VRD	2,600,000	2,600,000
New York City Trust for Cultural Resources Revenue Refunding (Manhattan School of Music), Series A, 0.170%, VRD	6,800,000	6,800,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series A, 0.150%, VRD	20,000,000	20,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.230%, VRD	8,400,000	8,400,000
New York State Dormitory Authority Revenue (Rockefeller University), Series A, 0.260%, VRD	18,395,000	18,395,000
New York State Energy Research & Development Authority Facilities Revenue (Con Edison), Subseries A-1, 0.190%, VRD	200,000	200,000
New York State Housing Finance Agency Revenue (320 West 38th Street), Series A, 0.200%, VRD	6,100,000	6,100,000
New York State Housing Finance Agency Revenue (Baisley Park Gardens), Series A, 0.250%, VRD	4,000,000	4,000,000
New York State Local Government Assistance Corp. Refunding, Sub Lien-B-3V, 0.170%, VRD	3,200,000	3,200,000

39

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.170%, VRD	$6,400,000	$6,400,000
New York State Urban Development Corp. Revenue (State Facilities), Series A3B, 0.240%, VRD	41,815,000	41,815,000
South Orangetown Central School District Tax Anticipation Notes, 2.000%, due 06/30/10	1,500,000	1,509,187
Southampton Town Bond Anticipation Notes, 1.000%, due 09/02/10	8,419,664	8,422,197
Triborough Bridge & Tunnel Authority Revenues Bond Anticipation Notes, 2.000%, due 11/15/10	10,000,000	10,132,631
Triborough Bridge & Tunnel Authority Revenues Refunding, Subseries B-3, 0.210%, VRD	8,700,000	8,700,000
Wappingers Central School District Bond Anticipation Notes, 2.000%, due 09/10/10	1,374,024	1,381,044
Westchester County Industrial Development Agency Civic Facilities Revenue (Mercy College Project), Series B, 0.200%, VRD	8,245,000	8,245,000
		260,210,059
North Carolina—7.71%
Charlotte Water & Sewer System Revenue Refunding, Series C, 0.210%, VRD	67,260,000	67,260,000
Charlotte Water & Sewer System Revenue, Series B, 0.220%, VRD	78,040,000	78,040,000
Guilford County, Series B, 0.230%, VRD	9,000,000	9,000,000
Mecklenburg County, Series B, 0.220%, VRD	33,925,000	33,925,000
0.280%, VRD	23,900,000	23,900,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University), Series B, 0.170%, VRD	21,520,000	21,520,000

40

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.150%, VRD	$1,300,000	$1,300,000
Series B, 0.150%, VRD	5,785,000	5,785,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas), Series A, 0.210%, VRD	21,555,000	21,555,000
North Carolina (Public Improvement), Series D, 0.280%, VRD	11,100,000	11,100,000
Series F, 0.200%, VRD	15,000,000	15,000,000
Series G, 0.180%, VRD	4,650,000	4,650,000
Raleigh Certificates of Participation (Downtown Improvement Project), Series B-1, 0.240%, VRD	48,000,000	48,000,000
Rowan County Industrial Facilities & Pollution Control Financing Authority (Rowan County YMCA Project), 0.320%, VRD	2,700,000	2,700,000
University of North Carolina Hospital Chapel Hill Revenue Refunding, Series A, 0.170%, VRD	17,600,000	17,600,000
University of North Carolina Hospital Chapel Hill Revenue, Series B 0.260%, VRD	9,605,000	9,605,000
University of North Carolina University Revenues, Series B, 0.150%, VRD	7,730,000	7,730,000
		378,670,000
Ohio—4.26%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A, 0.230%, VRD	6,595,000	6,595,000
Cleveland Airport System Revenue, Series A, 0.240%, VRD(1)	3,075,000	3,075,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.200%, VRD	15,000,000	15,000,000

41

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Cleveland-Cuyahoga County Port Authority Revenue (Special Buildings 1&3 LLC), 0.200%, VRD	$31,275,000	$31,275,000
Cleveland Water Revenue, Series R, 0.170%, VRD	4,500,000	4,500,000
Columbus (Sanitation Sewer), Series 1 0.150%, VRD	7,660,000	7,660,000
Columbus Sewer Revenue, Series B, 0.240%, VRD	3,060,000	3,060,000
Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A, 0.200%, VRD	12,280,000	12,280,000
Franklin County Hospital Revenue Refunding (US Health Corp.), Series B, 0.200%, VRD	2,095,000	2,095,000
Ohio Air Quality Development Authority Revenue Refunding (Coll Dayton Power & Light), Series B, 0.270%, VRD(1)	8,350,000	8,350,000
Ohio (Common Schools), Series A, 0.150%, VRD	4,750,000	4,750,000
Series B, 0.150%, VRD	4,100,000	4,100,000
Series D, 0.290%, VRD	28,100,000	28,100,000
Ohio Educational Facilities Communication Revenue Hospital (JP Morgan Chase PUTTERs, Series 3139), 0.250%, VRD(2),(3)	6,225,000	6,225,000
Ohio Higher Educational Facilities Revenue (Oberlin College Project), 0.300%, VRD	14,900,000	14,900,000
Ohio State University General Receipts, 0.200%, VRD	10,000,000	10,000,000
Series B, 0.150%, VRD	29,300,000	29,300,000
Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (Firstenergy General Corp.), Series A, 0.230%, VRD	17,895,000	17,895,000
		209,160,000

42

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Oklahoma—0.51%
Oklahoma Student Loan Authority Revenue (Senior Student Loan), Series IIA-1, 0.270%, VRD(1)	$25,000,000	$25,000,000
Oregon—0.40%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.200%, VRD	13,700,000	13,700,000
Salem Hospital Facility Authority Revenue (Salem Hospital Project), Series B, 0.200%, VRD	6,000,000	6,000,000
		19,700,000
Pennsylvania—3.39%
Adams County Industrial Development Authority Revenue (Gettysburg College), Series B, 0.190%, VRD	5,000,000	5,000,000
Allegheny County Higher Education Building Authority University Revenue (Carnegie Mellon University), 0.250%, VRD	14,200,000	14,200,000
Allegheny County Industrial Development Authority Health & Housing Facilities Revenue Refunding (Longwood), Series B, 0.250%, VRD	4,800,000	4,800,000
Beaver County Industrial Development Authority Pollution Control Revenue Refunding (Firstenergy Generation), 0.230%, VRD	17,300,000	17,300,000
Geisinger Authority Health System (Geisinger Health System), Series C, 0.180%, VRD	12,600,000	12,600,000
0.200%, VRD	8,800,000	8,800,000
Lackawanna County Industrial Development Authority Revenue (Scranton Preparatory School Project), 0.220%, VRD	14,410,000	14,410,000
Montgomery County, Series A, 0.250%, VRD	6,595,000	6,595,000
Pennsylvania Housing Finance Agency (Single Family Mortgage), Series 83C, 0.240%, VRD(1)	15,000,000	15,000,000

43

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Pennsylvania Housing Finance Agency (Single Family Mortgage), (concluded) Series 87B, 0.220%, VRD(1)	$8,900,000	$8,900,000
Pennsylvania Tax Anticipation Notes, 1.500%, due 06/30/10	20,000,000	20,118,611
Philadelphia Airport Revenue Refunding, Series C, 0.240%, VRD(1)	19,490,000	19,490,000
Washington County Authority Revenue Refunding (University of Pennsylvania), 0.150%, VRD	19,485,000	19,485,000
		166,698,611
Puerto Rico—0.06%
Puerto Rico Commonwealth Refunding (Public Improvement), Series B, 0.180%, VRD	3,100,000	3,100,000
Rhode Island—0.20%
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.200%, VRD	9,895,000	9,895,000
South Carolina—0.37%
South Carolina Jobs-Economic Development Authority Hospital Revenue Refunding (Anmed Health), Series C, 0.200%, VRD	5,000,000	5,000,000
South Carolina Public Service Authority Revenue (JP Morgan PUTTERs, Series 2019) (AMBAC Insured), 0.300%, VRD(2),(3)	13,195,000	13,195,000
		18,195,000
South Dakota—0.58%
Lawrence County Pollution Control Revenue Refunding (Homestake Mining), Series B, 0.200%, VRD	3,300,000	3,300,000
Lawrence County Solid Waste Disposal Revenue (Homestake Mining), Series A, 0.280%, VRD(1)	6,000,000	6,000,000
Sioux Falls Sales Tax Revenue (Morgan Stanley Floater Certificates), Series 1886 (NATL-RE Insured), 0.250%, VRD(2),(3)	12,030,000	12,030,000

44

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
South Dakota—(concluded)
South Dakota Health & Educational Facilities Authority Revenue (Regional Health), 0.250%, VRD	$7,000,000	$7,000,000
		28,330,000
Tennessee—4.60%
Blount County Public Building Authority (Local Government Public Improvement), Series E-9-A, 0.240%, VRD	4,000,000	4,000,000
Clarksville Public Building Authority Revenue (Pooled Financing—Tennessee Municipal Bond Fund), 0.270%, VRD	2,170,000	2,170,000
Loudon Industrial Development Board Pollution Control Revenue Refunding (A.E. Staley Manufacturing Co. Project), 0.220%, VRD	16,200,000	16,200,000
Memphis Health Educational & Housing Facility Board Multi Family Housing Revenue (Ashland Lakes II Apartments Project), Series A, 0.290%, VRD	11,500,000	11,500,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue (Vanderbilt University), Series A, 0.200%, VRD	17,775,000	17,775,000
Series A-1, 0.200%, VRD	38,650,000	38,650,000
Metropolitan Government of Nashville & Davidson County Industrial Development Board Revenue (YMCA Projects), 0.250%, VRD	21,985,000	21,985,000
Shelby County Public Improvement and School, Series B, 0.300%, VRD	58,550,000	58,550,000
Shelby County Refunding, Series C, 0.300%, VRD	55,055,000	55,055,000
		225,885,000
Texas—11.20%
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF) (FGIC Insured), 0.230%, VRD(2),(3)	7,595,000	7,595,000
Cypress-Fairbanks Independent School District (Citigroup ROCS, Series RR-II-R-12104) (PSF-GTD), 0.230%, VRD(2),(3)	4,950,000	4,950,000

45

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(continued)
Fort Bend County (JP Morgan PUTTERs, Series 1326) (FGIC Insured), 0.350%, VRD(2),(3)	$8,265,000	$8,265,000
Grapevine Refunding, 2.500%, due 02/15/10	3,545,000	3,552,758
Grapevine Refunding (Tax Increment Zone 1), Series A, 2.500%, due 02/15/10	1,790,000	1,793,917
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-2, 0.200%, VRD	23,600,000	23,600,000
Harris County Health Facilities Development Corp. Hospital Revenue (Baylor College of Medicine), Series A1, 0.210%, VRD	4,000,000	4,000,000
Harris County Health Facilities Development Corp. Hospital Revenue Refunding (Baylor College of Medicine), Series B, 0.180%, VRD	5,000,000	5,000,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.200%, VRD	68,400,000	68,400,000
Series A-2, 0.200%, VRD	59,000,000	59,000,000
Harris County Refunding (Toll Road Senior Lien), Series B2 (Mandatory Put 08/12/10 @ 100), 2.000%, due 08/12/10	15,000,000	15,138,762
Harris County Tax Anticipation Notes 1.500%, due 02/25/10	7,000,000	7,011,565
Houston Higher Education Finance Corp. Higher Education Revenue Refunding (Rice University Project), Series A, 0.300%, VRD	35,305,000	35,305,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B, 0.200%, VRD	7,000,000	7,000,000
Laredo (Morgan Stanley Floater Certificates), Series 2065 (NATL-RE Insured), 0.250%, VRD(2),(3)	18,215,000	18,215,000
Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities Revenue Refunding (ExxonMobil Project), Series A, 0.180%, VRD	6,500,000	6,500,000

46

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Mansfield Independent School District (PSF-GTD), 0.260%, VRD	$2,465,000	$2,465,000
North East Independent School District (Citigroup Eagle Class A Certificates 20070123) (PSF-GTD), 0.230%, VRD(2),(3)	8,935,000	8,935,000
Port Arthur Navigation District Refunding (Texaco, Inc. Project), 0.230%, VRD	5,000,000	5,000,000
San Antonio Electric & Gas (Systems-Junior Lien), 0.350%, VRD	54,700,000	54,700,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources), Series A, 0.300%, VRD	6,500,000	6,500,000
Texas State (Veteran Housing Assistance Fund II), Series A, 0.280%, VRD(1)	9,485,000	9,485,000
Texas Tax & Revenue Anticipation Notes, 2.500%, due 08/31/10	10,000,000	10,136,643
Texas Water Development Board Revenue Refunding (State Revolving Sub Lien), Series A, 0.220%, VRD	44,025,000	44,025,000
University of Texas Permanent University Funding System, Series A, 0.160%, VRD	16,500,000	16,500,000
0.180%, VRD	23,700,000	23,700,000
University of Texas University Revenues (Financing Systems), Series B, 0.150%, VRD	2,750,000	2,750,000
0.170%, VRD	17,980,000	17,980,000
University of Texas University Revenues Refunding (Financing System), Series B, 0.230%, VRD	50,205,000	50,205,000
Waco Educational Finance Corp. Revenue Refunding (Baylor University), Series B, 0.220%, VRD	22,285,000	22,285,000
		549,993,645
Utah—0.70%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 0.200%, VRD	9,560,000	9,560,000

47

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Utah—(concluded)
Tooele City Industrial Development Revenue (Conestogo Wood Special Corp.), 0.320%, VRD(1)	$8,900,000	$8,900,000
Weber County Hospital Revenue (IHC Health Services), Series A, 0.230%, VRD	15,900,000	15,900,000
		34,360,000
Virginia—1.41%
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.200%, VRD	6,875,000	6,875,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series C, 0.150%, VRD	3,850,000	3,850,000
Series E, 0.170%, VRD	20,000,000	20,000,000
University of Virginia University Revenues (General), Series A, 0.150%, VRD	20,800,000	20,800,000
Virginia Commonwealth University (General), Series A, 0.180%, VRD	11,800,000	11,800,000
Virginia Small Business Financing Authority Revenue Refunding (Children’s Hospital Kings), 0.370%, VRD	6,000,000	6,000,000
		69,325,000
Washington—3.44%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.250%, VRD(2),(3)	5,000,000	5,000,000
King County Sewer Revenue (Junior Lien), Series A, 0.320%, VRD	24,095,000	24,095,000
Series B, 0.320%, VRD	31,950,000	31,950,000
Snohomish County Public Utility District No. 001 Electric Revenue System (2nd Series Notes), Series A, 2.000%, due 05/26/10	10,000,000	10,057,350
Snohomish County Public Utility District No. 001 Electric Revenue System (NTS Second), Series B, 2.000%, due 08/05/10	7,000,000	7,063,320

48

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Washington—(concluded)
Tulalip Tribes of the Tulalip Reservation Revenue Refunding (Capital Projects), 0.210%, VRD	$6,685,000	$6,685,000
Washington Health Care Facilities Authority Revenue (Catholic Health), Series A-4, 0.170%, VRD	11,000,000	11,000,000
Series A-5, 0.280%, VRD	43,000,000	43,000,000
Series A-6, 0.170%, VRD	19,790,000	19,790,000
Washington, Series VR 96B, 0.230%, VRD	10,100,000	10,100,000
		168,740,670
Wisconsin—2.10%
Milwaukee Revenue Anticipation Notes, 2.000%, due 06/30/10	20,000,000	20,145,320
Oconomowoc Area School District Tax & Revenue Anticipation Promissory Notes, 1.750%, due 08/23/10	8,000,000	8,053,463
Oshkosh Area School District Tax & Revenue Anticipation Notes, 2.000%, due 09/22/10	12,000,000	12,125,123
University Hospitals & Clinics Authority Revenue Refunding, Series A, 0.190%, VRD	4,870,000	4,870,000
Series B, 0.200%, VRD	5,000,000	5,000,000
Wisconsin Center District Tax Revenue, Series A, 0.270%, VRD	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care), Series A, 0.250%, VRD	10,000,000	10,000,000
Series B, 0.200%, VRD	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B, 0.200%, VRD	22,690,000	22,690,000
		102,883,906

49

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Wyoming—0.48%
Sweetwater County Pollution Control Revenue Refunding (PacifiCorp Project), Series B, 0.320%, VRD	$2,000,000	$2,000,000
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.200%, VRD	21,800,000	21,800,000
		23,800,000
Total municipal bonds and notes (cost—$4,608,072,824)		4,608,072,824
Tax-exempt commercial paper—6.59%
California—0.72%
Kaiser Permanente, 0.250%, due 02/09/10	15,000,000	15,000,000
Orange County Teeter Plan, 0.250%, due 01/12/10	20,325,000	20,325,000
		35,325,000
Connecticut—0.31%
Yale University, 0.250%, due 02/01/10	15,040,000	15,040,000
Florida—1.67%
Florida Local Government, 0.350%, due 03/08/10	82,137,000	82,137,000
Georgia—0.82%
Metropolitan Atlanta Rapid Transit, 0.350%, due 01/11/10	40,000,000	40,000,000
Illinois—0.28%
Chicago Midway Airport, 0.550%, due 01/06/10	10,752,000	10,752,000
Illinois Educational Facilities Authority Revenue, 0.280%, due 04/05/10	3,224,000	3,224,000
		13,976,000
Maryland—0.31%
Baltimore County, 0.350%, due 03/01/10	15,000,000	15,000,000

50

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Massachusetts—0.25%
Harvard University, 0.320%, due 06/01/10	$12,452,000	$12,452,000
Minnesota—0.10%
Mayo Clinic, 0.300%, due 03/01/10	5,000,000	5,000,000
New Jersey—0.11%
Chambers Cogen, 0.350%, due 01/12/10	5,500,000	5,500,000
Texas—1.42%
City of Houston, Combined Utility System, 0.270%, due 03/03/10	7,000,000	7,000,000
City of Houston, Houston Hotel Occupancy Tax, 0.350%, due 01/04/10	7,350,000	7,350,000
Methodist Hospital, 0.400%, due 03/12/10	8,000,000	8,000,000
0.400%, due 06/15/10	25,000,000	25,000,000
University of Texas, 0.300%, due 01/13/10	11,500,000	11,500,000
0.350%, due 01/13/10	10,700,000	10,700,000
		69,550,000
Utah—0.42%
Intermountain Power Agency, 0.350%, due 03/08/10	20,500,000	20,500,000
Wyoming—0.18%
PacificCorp., 0.350%, due 01/07/10	9,000,000	9,000,000
Total tax-exempt commercial paper (cost—$323,480,000)		323,480,000
Total investments (cost—$4,931,552,824 which approximates cost for federal income tax purposes)—100.44%		4,931,552,824
Liabilities in excess of other assets—(0.44)%		(21,357,678)
Net assets (applicable to 4,910,919,890 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$4,910,195,146

51

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2009 (unaudited)

(1)	Security subject to Alternative Minimum Tax.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.63% of net assets as of December 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
CCAO	County Commissioners Association of Ohio
FGIC	Financial Guaranty Insurance Company
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2009 and reset periodically.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s investments.

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$4,608,072,824	$—	$4,608,072,824
Tax-exempt commercial paper	—	323,480,000	—	323,480,000
Total	$—	$4,931,552,824	$—	$4,931,552,824

Weighted average maturity—18 days

See accompanying notes to financial statements

52

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—95.34%
California Department of Water Resources Power Supply Revenue, Series B-2, 0.260%, VRD	$34,000,000	$34,000,000
Series B-3, 0.200%, VRD	1,500,000	1,500,000
Series B-6, 0.170%, VRD	20,000,000	20,000,000
Series C-1 0.220%, VRD	3,100,000	3,100,000
California Educational Facilities Authority Revenue (Art Center College of Design), 0.170%, VRD	5,000,000	5,000,000
Series B, 0.170%, VRD	10,855,000	10,855,000
California Educational Facilities Authority Revenue (California Institute of Technology), Series B, 0.230%, VRD	4,100,000	4,100,000
California Educational Facilities Authority Revenue Refunding (Stanford University), Series L-4, 0.230%, VRD	4,775,000	4,775,000
Series L-5, 0.230%, VRD	6,165,000	6,165,000
Series L-6, 0.230%, VRD	2,400,000	2,400,000
California Educational Facilities Authority Revenue (University of Southern California), Series A (Barclays Capital Municipal Trust Receipts Series 11B), 0.200%, VRD(1),(2)	5,200,000	5,200,000
California Educational Facilities Authority Revenue (Wells Fargo Stage Trust Floater Certificates), Series 42C, 0.220%, VRD(1),(2)	10,085,000	10,085,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A, 0.170%, VRD	3,900,000	3,900,000
Series B, 0.170%, VRD	14,200,000	14,200,000
California Health Facilities Financing Authority Revenue Refunding (Lucille Salter), Series B, 0.230%, VRD	11,790,000	11,790,000

53

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California Health Facilities Financing Authority Revenue Refunding (Lucille Salter), (concluded) Series C, 0.240%, VRD	$5,300,000	$5,300,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1, 0.230%, VRD	16,510,000	16,510,000
California Health Facilities Financing Authority Revenue (Scripps Health), Series F, 0.170%, VRD	10,645,000	10,645,000
California Infrastructure & Economic Development Bank Revenue (California Academy), Series A, 0.200%, VRD	1,450,000	1,450,000
Series E, 0.200%, VRD	1,925,000	1,925,000
California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust), Series A-2 (Mandatory Put 04/01/10 @ 100), 0.500%, due 04/01/10	9,000,000	9,000,000
California Infrastructure & Economic Development Bank Revenue (Jewish Community Center), Series A, 0.210%, VRD	8,725,000	8,725,000
California Infrastructure & Economic Development Bank Revenue (JSerra Catholic High School Project), Series B, 0.170%, VRD	14,265,000	14,265,000
California Infrastructure & Economic Development Bank Revenue (Los Angeles County Museum), Series B, 0.200%, VRD	17,800,000	17,800,000
California Infrastructure & Economic Development Bank Revenue (Orange County Performing), Series A, 0.240%, VRD	7,620,000	7,620,000
California Infrastructure & Economic Development Bank Revenue (Rand Corp), Series B, 0.240%, VRD	8,000,000	8,000,000
California Infrastructure & Economic Development Bank Revenue Refunding (Pacific Gas & Electric), Series D, 0.180%, VRD	17,200,000	17,200,000
California Municipal Finance Authority Revenue (Boy Scouts of America LA), 0.180%, VRD	11,000,000	11,000,000
California Municipal Finance Authority Revenue (The Turning Point School), 0.210%, VRD	4,570,000	4,570,000

54

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California Pollution Control Financing Authority Pollution Control Revenue Refunding (Pacific Gas & Electric), Series C, 0.200%, VRD	$4,000,000	$4,000,000
Series E, 0.200%, VRD	5,500,000	5,500,000
California State Economic Recovery, Series C-1, 0.280%, VRD	20,000,000	20,000,000
Series C-2, 0.260%, VRD	9,000,000	9,000,000
California Statewide Communities Development Authority Multi Family Housing Revenue (Ridgeway Apartments), Series K (FHLMC Insured), 0.190%, VRD	7,100,000	7,100,000
California Statewide Communities Development Authority Multi Family Revenue Refunding (Foxwoods Apartments), Series J, 0.190%, VRD	375,000	375,000
California Statewide Communities Development Authority Revenue (Childrens Hospital), Series C, 0.210%, VRD	2,285,000	2,285,000
California Statewide Communities Development Authority Revenue (Cottage Health Systems), Series A, 0.230%, VRD	5,600,000	5,600,000
Series B, 0.230%, VRD	40,500,000	40,500,000
California Statewide Communities Development Authority Revenue (John Muir Health), Series C, 0.210%, VRD	4,000,000	4,000,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series B, 0.200%, VRD	32,050,000	32,050,000
California Statewide Communities Development Authority Revenue (Masters College), 0.180%, VRD	8,000,000	8,000,000
California Statewide Communities Development Authority Revenue Refunding (Los Angeles County Museum of Art), Series B, 0.200%, VRD	25,700,000	25,700,000
Series D, 0.200%, VRD	11,100,000	11,100,000

55

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California Statewide Communities Development Authority Revenue, Series J, 0.200%, VRD	$19,200,000	$19,200,000
California Statewide Communities Development Authority Revenue (Sweep Loan Program), Series A, 0.200%, VRD	7,040,000	7,040,000
California Statewide Communities Development Authority Revenue (Touro University Project), 0.170%, VRD	10,085,000	10,085,000
California Statewide Communities Development Authority Revenue (University of San Diego), 0.220%, VRD	10,000,000	10,000,000
Alameda-Contra Costa Schools Financing Authority Certificates of Participation (Capital Improvement Financing Project), Series D, 0.370%, VRD	100,000	100,000
Series L, 0.370%, VRD	9,890,000	9,890,000
Bay Area Toll Authority Toll Bridge Revenue (Citigroup Eagle Class A Certificates 20080056), 0.230%, VRD(1),(2)	4,730,000	4,730,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series C-1, 0.190%, VRD	12,720,000	12,720,000
Series F (Bank of America Austin Certificates, Series 2008-1058), 0.250%, VRD(1),(2)	6,750,000	6,750,000
Castaic Lake Water Agency Revenue Certificates of Participation (1944 Refunding Project), Series A, 0.170%, VRD	7,130,000	7,130,000
East Bay Municipal Utility District Water Systems Revenue (Citigroup Eagle Class A Certificates 20070069) (FGIC Insured), 0.230%, VRD(1),(2)	15,000,000	15,000,000
Fremont Certificates of Participation (Capital Improvement Financing Project), 0.280%, VRD	7,190,000	7,190,000
Grand Terrace Community Redevelopment Agency Multi-Family Revenue (Housing Mount Vernon Villas), (FNMA Insured), 0.190%, VRD	3,150,000	3,150,000

56

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Hemet Unified School District Certificates of Participation (School Facilities Project), 0.220%, VRD	$4,000,000	$4,000,000
Irvine Improvement Bond Act 1915 (Assessment District 94-13), 0.200%, VRD	5,900,000	5,900,000
Irvine Improvement Bond Act 1915 (Assessment District 97-16), 0.200%, VRD	1,400,000	1,400,000
Irvine Improvement Bond Act 1915 (Assessment District 97-17), 0.200%, VRD	4,804,000	4,804,000
Livermore Redevelopment Agency Multi-Family Revenue Refunding (Housing Livermore), Series A (FNMA Insured), 0.190%, VRD	5,000,000	5,000,000
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding (Property A 1st Tier), Series A-3, 0.300%, VRD	12,335,000	12,335,000
Los Angeles Department of Water & Power Revenue (Power System), Subseries A-8, 0.230%, VRD	35,170,000	35,170,000
Los Angeles Department of Water & Power Waterworks Revenue, Subseries B-3, 0.170%, VRD	12,900,000	12,900,000
Los Angeles Wastewater Systems Revenue Refunding, Series A (Barclays Capital Municipal Trust Receipts Series 2W), 0.200%, VRD(1),(2)	3,750,000	3,750,000
Subseries B, 0.200%, VRD	12,165,000	12,165,000
Subseries C, 0.200%, VRD	495,000	495,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project), 0.250%, VRD	3,435,000	3,435,000
Martinez Multi-Family Housing Revenue Refunding (Muirwood Garden Apartments), Series A (FNMA Insured), 0.170%, VRD	5,800,000	5,800,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A Certificates 20070071), 0.230%, VRD(1),(2)	15,000,000	15,000,000
Metropolitan Water District Southern California Waterworks Revenue Refunding, Series A-1, 0.150%, VRD	12,800,000	12,800,000

57

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Metropolitan Water District Southern California Waterworks Revenue Refunding, (concluded) Series A-2, 0.150%, VRD	$1,900,000	$1,900,000
0.230%, VRD	17,245,000	17,245,000
Metropolitan Water District Southern California Waterworks Revenue, Series B-4, 0.170%, VRD	6,000,000	6,000,000
Series C-1, 0.270%, VRD	3,300,000	3,300,000
Newport Beach Revenue Refunding (Hoag Memorial Hospital), Series E, 0.150%, VRD	10,000,000	10,000,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F (FNMA Insured), 0.180%, VRD	2,030,000	2,030,000
Orange County Apartment Development Revenue Refunding (WLCO LF Issue G), Series 3 (FNMA Insured), 0.180%, VRD	1,200,000	1,200,000
Orange County Sanitation District Certificates of Participation (JP Morgan PUTTERs, Series 2529Z), (AGM Insured), 0.250%, VRD(1),(2)	1,075,000	1,075,000
Orange County Sanitation District Certificates of Participation, Series B, 0.280%, VRD	495,000	495,000
Orange County Water District Revenue Certificates of Participation, Series A, 0.180%, VRD	32,000,000	32,000,000
Puerto Rico Commonwealth Refunding (Public Improvement), Series B, 0.180%, VRD	7,500,000	7,500,000
Riverside County Housing Authority Multi-Family Housing Revenue Refunding (Amanda Park Project), Series A (FHLMC Insured), 0.260%, VRD(3)	12,600,000	12,600,000
Riverside Water Revenue Refunding, Series A, 0.180%, VRD	11,120,000	11,120,000
Roseville Electrical System Revenue Certificates of Participation Refunding, Series B, 0.300%, VRD	19,500,000	19,500,000
Sacramento Transportation Authority Sales Tax Revenue (Limited Tax-Measure A), Series A, 0.200%, VRD	22,450,000	22,450,000

58

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
San Bernardino County Certificates of Participation (County Center Refinancing Project), 0.170%, VRD	$8,700,000	$8,700,000
San Bernardino County Multi-Family Revenue Refunding (Housing Mortgage—Mountain View), Series A (FNMA Insured), 0.200%, VRD	3,035,000	3,035,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series B, 0.180%, VRD	15,565,000	15,565,000
San Francisco City and County Finance Corp. Lease Revenue Refunding (Moscone Center 2008-2), 0.210%, VRD	1,750,000	1,750,000
Santa Barbara County Tax and Revenue Anticipation Notes, Series A, 2.500%, due 06/30/10	3,000,000	3,031,985
Santa Clara County Financing Authority Lease Revenue (Housing Authority Office Project), Series A, 0.180%, VRD	455,000	455,000
Santa Clara County Financing Authority Lease Revenue (VMC Facilities Replacement Project), Series B, 0.270%, VRD	10,400,000	10,400,000
Santa Clara County Financing Authority Revenue (El Camino Hospital), Series A, 0.170%, VRD	8,800,000	8,800,000
Santa Clara Electrical Revenue, Subseries B, 0.220%, VRD	13,850,000	13,850,000
Santa Clara Valley Transportation Authority Sales Tax Revenue (Citigroup ROCS, Series RR-II-R-11227) (AMBAC Insured), 0.250%, VRD(1),(2)	11,785,000	11,785,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding (Measure A), Series D, 0.250%, VRD	35,475,000	35,475,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.250%, VRD	10,755,000	10,755,000
Sequoia Union High School District (JP Morgan PUTTERs, Series 2478Z) (AGM Insured), 0.250%, VRD(1),(2)	1,500,000	1,500,000
Sequoia Union High School District (Morgan Stanley Floater Certificates), Series 2160 (AGM Insured), 0.250%, VRD(1),(2)	4,110,000	4,110,000

59

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Simi Valley Multi-Family Housing Revenue Refunding (Lincoln Wood Ranch) (FHLMC Insured), 0.190%, VRD	$15,050,000	$15,050,000
State Center Community College District (JP Morgan PUTTERs, Series 1972) (AGM Insured), 0.250%, VRD(1),(2)	3,715,000	3,715,000
Western Municipal Water District Facilities Authority Water Revenue Refunding, Series A, 0.210%, VRD	8,700,000	8,700,000
Whittier Health Facilities Revenue (Presbyterian Intercommunity), Series A, 0.190%, VRD	29,700,000	29,700,000
Series C, 0.210%, VRD	10,500,000	10,500,000
Total municipal bonds and notes (cost—$1,039,520,985)		1,039,520,985
Tax-exempt commercial paper—4.21%
California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust), 0.200%, due 01/06/10	6,000,000	6,000,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente), 0.230%, due 02/08/10	7,000,000	7,000,000
Los Angeles Municipal Improvement Corp. 0.250%, due 04/05/10	3,408,000	3,408,000
0.270%, due 04/05/10	4,000,000	4,000,000
Riverside County Teeter Plan, 0.300%, due 03/01/10	10,000,000	10,000,000
San Francisco Airport, 0.380%, due 02/01/10	15,470,000	15,470,000
Total tax-exempt commercial paper (cost—$45,878,000)		45,878,000
	Number of shares
Money market fund—1.37%
BlackRock Liquidity Fund California Municipal Fund Portfolio Institutional Class, (cost—$14,900,000)	14,900,000	14,900,000
Total investments (cost—$1,100,298,985 which approximates cost for federal income tax purposes)—100.92%		1,100,298,985
Liabilities in excess of other assets—(0.92)%		(9,971,059)
Net assets (applicable to 1,090,741,058 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$1,090,327,926

60

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 7.58% of net assets as of December 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

(3)	Security subject to Alternative Minimum Tax.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2009 and reset periodically.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s investments.

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,039,520,985	$—	$1,039,520,985
Tax-exempt commercial paper	—	45,878,000	—	45,878,000
Money market fund	—	14,900,000	—	14,900,000
Total	$—	$1,100,298,985	$—	$1,100,298,985

Weighted average maturity—9 days

See accompanying notes to financial statements

61

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—96.11%
New York State Dormitory Authority Revenue (Metropolitan Museum of Art), 0.260%, VRD	$4,577,000	$4,577,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Blythedale Childrens Hospital), 0.200%, VRD	4,500,000	4,500,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Catholic Health System), 0.210%, VRD	2,470,000	2,470,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series A, 0.150%, VRD	10,000,000	10,000,000
Series B, 0.230%, VRD	14,100,000	14,100,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association), 0.220%, VRD	3,000,000	3,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.230%, VRD	29,535,000	29,535,000
Series A-2, 0.230%, VRD	6,000,000	6,000,000
Series B, 0.170%, VRD	3,500,000	3,500,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A (FNMA Insured), 0.220%, VRD	8,690,000	8,690,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University), Series B-1, 0.250%, VRD	6,400,000	6,400,000
New York State Dormitory Authority Revenue (Rockefeller University), Series A, 0.260%, VRD	105,000	105,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.220%, VRD	7,000,000	7,000,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), Series A, 0.250%, VRD	7,060,000	7,060,000

62

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), (concluded) Series B, 0.250%, VRD	$10,000,000	$10,000,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library), Series A, 0.260%, VRD	13,500,000	13,500,000
Series B, 0.260%, VRD	4,945,000	4,945,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series A, 0.200%, VRD	2,800,000	2,800,000
Series B, 0.200%, VRD	9,615,000	9,615,000
New York State Dormitory Authority Revenue (Wagner College), 0.260%, VRD	3,400,000	3,400,000
New York State Dormitory Authority State Personal Income Tax Revenue, Series F (JP Morgan PUTTERs, Series 3239), 0.250%, VRD(1),(2)	3,600,000	3,600,000
New York State Energy Research & Development Authority Facilities Revenue (Con Edison), Subseries A-1, 0.190%, VRD	2,800,000	2,800,000
New York State Environmental Facilities Corp. State Personal Income Tax Revenue (JP Morgan PUTTERs, Series 2666), 0.250%, VRD(1),(2)	3,185,000	3,185,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A (FNMA Insured), 0.170%, VRD	41,800,000	41,800,000
New York State Housing Finance Agency Revenue (Housing 320 West 38th Street), Series A, 0.200%, VRD	26,400,000	26,400,000
New York State Housing Finance Agency Revenue (Normandie Court I Project), 0.250%, VRD	15,660,000	15,660,000
New York State Housing Finance Agency Revenue (West 37th Street Housing), Series A, 0.200%, VRD	4,200,000	4,200,000
Series B, 0.200%, VRD	6,000,000	6,000,000

63

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York State Housing Finance Agency Service Contract Revenue Refunding, Series D, 0.200%, VRD	$9,300,000	$9,300,000
New York State Local Government Assistance Corp. Refunding (Sub Lien-B), Series 3V, 0.170%, VRD	6,800,000	6,800,000
New York State Local Government Assistance Corp., Series G, 0.190%, VRD	2,765,000	2,765,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.170%, VRD	1,400,000	1,400,000
New York State Urban Development Corp. Revenue State Facilities, Series A3B, 0.240%, VRD	32,700,000	32,700,000
New York State Urban Development Corp. Revenue State Personal Income Tax, Series B (Barclays Capital Municipal Trust Receipts, Series 6W), 0.200%, VRD(1),(2)	6,835,000	6,835,000
Buffalo Municipal Water Finance Authority Water Systems Revenue Refunding, 0.210%, VRD	6,655,000	6,655,000
Clarence Central School District Tax Anticipation Notes, 2.000%, due 06/24/10	2,500,000	2,511,199
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.250%, VRD	6,075,000	6,075,000
0.280%, VRD	7,420,000	7,420,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Trinity-Pawling School Corp.), 0.210%, VRD	1,600,000	1,600,000
East Williston Union Free School District Tax Anticipation Notes, 1.500%, due 06/29/10	4,500,000	4,522,388
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.), Series A, 0.210%, VRD	10,005,000	10,005,000
Essex County Bond Anticipation Notes, 2.000%, due 11/19/10	2,000,000	2,020,643
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas), Series A, 0.210%, VRD	2,263,000	2,263,000

64

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Long Island Power Authority Electric Systems Revenue, Subseries 1-B, 0.200%, VRD	$4,400,000	$4,400,000
Subseries 3-A, 0.250%, VRD	20,000,000	20,000,000
Lynbrook Union Free School District Tax Anticipation Notes, 1.500%, due 06/25/10	1,000,000	1,003,633
1.750%, due 06/25/10	1,000,000	1,004,827
Metropolitan Transportation Authority Dedicated Tax Fund Refunding, Subseries B-1, 0.230%, VRD	7,410,000	7,410,000
Subseries B-2, 0.230%, VRD	1,115,000	1,115,000
Subseries B-3, 0.230%, VRD	6,700,000	6,700,000
Metropolitan Transportation Authority Revenue, Subseries E-2, 0.230%, VRD	4,000,000	4,000,000
Subseries G-2, 0.240%, VRD	24,925,000	24,925,000
Monroe County Industrial Development Agency Civic Facility Revenue (Rochester Presbyterian Project), 0.210%, VRD	7,500,000	7,500,000
Nassau County Interim Finance Authority Sales Tax Secondary, Series A, 0.200%, VRD	11,600,000	11,600,000
Nassau County Interim Finance Authority, Series D-2, 0.240%, VRD	5,000,000	5,000,000
Nassau Health Care Corp. Revenue, 0.260%, VRD	3,000,000	3,000,000
Nassau Health Care Corp. Revenue (Nassau County Guaranted), Subseries B-2, 0.160%, VRD	5,000,000	5,000,000
New York City (Citigroup ROCS, Series RR-II-R-11637), 0.230%, VRD(1),(2)	15,520,000	15,520,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.190%, VRD	24,100,000	24,100,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (Bruckner), Series A, 0.190%, VRD	10,000,000	10,000,000

65

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A, 0.270%, VRD	$44,955,000	$44,955,000
New York City Housing Development Corp. Multi-Family Rental Housing (Queenswood Apartments), Series A (FHLMC Insured), 0.200%, VRD	6,500,000	6,500,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street), Series A (FNMA Insured), 0.170%, VRD	10,000,000	10,000,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties), Series A (FNMA Insured), 0.220%, VRD	5,200,000	5,200,000
New York City Industrial Development Agency Civic Facility Revenue (Jamaica First Parking LLC Project), 0.250%, VRD	4,180,000	4,180,000
New York City Industrial Development Agency Civic Facility Revenue (New York Psychotherapy), 0.270%, VRD	2,820,000	2,820,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-4, 0.210%, VRD	5,000,000	5,000,000
Series BB-5, 0.180%, VRD	9,250,000	9,250,000
New York City Municipal Water Finance Authority Water & Sewer Revenue (JP Morgan PUTTERs, Series 2559), 0.250%, VRD(1),(2)	1,775,000	1,775,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series C (JP Morgan PUTTERs, Series 3236), 0.250%, VRD(1),(2)	7,010,000	7,010,000
Series D (JP Morgan PUTTERs, Series 3240), 0.250%, VRD(1),(2)	1,335,000	1,335,000
Series EE (JP Morgan PUTTERS, Series 3587), 0.250%, VRD(1),(2)	10,830,000	10,830,000
New York City, Subseries A-5, 0.230%, VRD	70,000	70,000

66

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York City, (concluded) Subseries H-2, 0.200%, VRD	$1,350,000	$1,350,000
0.250%, VRD	2,350,000	2,350,000
Subseries I-1 (Bank of America Austin Certificates, Series 2008-1052), 0.250%, VRD(1),(2)	4,425,000	4,425,000
Subseries L-4, 0.260%, VRD	300,000	300,000
Subseries L-5, 0.220%, VRD	16,660,000	16,660,000
Subseries L-6, 0.180%, VRD	10,400,000	10,400,000
New York City Transitional Finance Authority Revenue (Future Tax Secured), Series A, 0.250%, VRD	3,400,000	3,400,000
New York City Transitional Finance Authority Revenue (New York City Recovery), Series 1, Subseries 1-C, 0.220%, VRD	1,730,000	1,730,000
New York City Transitional Finance Authority, Subseries 2A, 0.200%, VRD	14,600,000	14,600,000
New York City Trust for Cultural Resources Revenue (Asia Society), 0.300%, VRD	7,075,000	7,075,000
New York City Trust for Cultural Resources Revenue (Lincoln Center Arts), Series B-1, 0.260%, VRD	14,200,000	14,200,000
New York City Trust for Cultural Resources Revenue (Metropolitan Museum of Art), Series A1, 0.250%, VRD	10,800,000	10,800,000
Series A2, 0.250%, VRD	15,100,000	15,100,000
New York City Trust for Cultural Resources Revenue Refunding (American Museum of Natural History), Series A1, 0.220%, VRD	1,700,000	1,700,000
Series A2, 0.220%, VRD	16,465,000	16,465,000
Series B-1, 0.170%, VRD	9,000,000	9,000,000

67

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York City Trust for Cultural Resources Refunding (American Museum of Natural History), (concluded) Series B2, 0.170%, VRD	$5,400,000	$5,400,000
Series B3, 0.170%, VRD	7,335,000	7,335,000
New York City Trust for Cultural Resources Revenue Refunding (Juilliard School), Series C (Mandatory Put 04/01/10 @100), 0.650%, due 04/01/10	10,000,000	10,000,000
New York City Trust for Cultural Resources Revenue Refunding (Lincoln Center), Series A-1, 0.220%, VRD	14,120,000	14,120,000
New York City Trust for Cultural Resources Revenue Refunding (Museum of Modern Art), Series 1A, 2.500%, due 08/01/10	5,750,000	5,814,845
New York City Trust for Cultural Resources Revenue (Solomon R. Guggenheim), Series B, 0.190%, VRD	1,443,000	1,443,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project), 0.210%, VRD	6,670,000	6,670,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse University Project), Series B, 0.200%, VRD	180,000	180,000
Oyster Bay-East Norwich Central School District Tax Anticipation Notes, 2.000%, due 06/25/10	3,500,000	3,517,483
Port Authority of New York and New Jersey (JP Morgan PUTTERs, Series 3095), 0.250%, VRD(1),(2)	4,445,000	4,445,000
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue, Series A, 0.340%, VRD	18,000,000	18,000,000
Puerto Rico Commonwealth Refunding (Public Improvement), Series B, 0.180%, VRD	6,800,000	6,800,000
Puerto Rico Commonwealth Refunding, Series A-8, 0.170%, VRD	1,700,000	1,700,000
Riverhead Industrial Development Agency Civic Facilities Revenue (Central Suffolk Hospital Project), 0.210%, VRD	4,000,000	4,000,000
Riverhead Industrial Development Agency Civic Facilities Revenue Refunding (Central Suffolk Hospital), Series C, 0.210%, VRD	7,420,000	7,420,000

68

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Southampton Town Bond Anticipation Notes, 1.000%, due 09/02/10	$10,000,000	$10,003,008
South Orangetown Central School District Tax Anticipation Notes, 2.000%, due 06/30/10	2,500,000	2,515,312
Suffolk County Industrial Development Agency Civic Facilities Revenue (Touro College Project), 0.200%, VRD	600,000	600,000
Suffolk County Tax Anticipation Notes, 2.000%, due 08/12/10	5,000,000	5,050,629
Tompkins County Industrial Development Agency Revenue (Care Community Kendal Ithaca), Series B, 0.240%, VRD	3,940,000	3,940,000
Triborough Bridge & Tunnel Authority Revenues Bond Anticipation Notes, 2.000%, due 11/15/10	5,000,000	5,066,316
Triborough Bridge & Tunnel Authority Revenue (Citigroup ROCS, Series RR-II-R-11665), 0.230%, VRD(1),(2)	7,130,000	7,130,000
Triborough Bridge & Tunnel Authority Revenues Refunding, Subseries B-2, 0.210%, VRD	10,260,000	10,260,000
Triborough Bridge & Tunnel Authority Revenue, Series A, 0.330%, VRD	450,000	450,000
Series A-1 (Mandatory Put 01/20/10 @100), 2.000%, due 01/20/10	6,250,000	6,254,372
Series B, 0.200%, VRD	16,500,000	16,500,000
Wappingers Central School District Bond Anticipation Notes, 2.000%, due 09/10/10	2,300,000	2,311,751
White Plains Bond Anticipation Notes, Series B, 1.500%, due 09/17/10	6,000,000	6,043,214
Williamsville Central School District Bond Anticipation Notes, 2.000%, due 05/27/10	3,350,000	3,366,621
Total municipal bonds and notes (cost—$924,809,241)		924,809,241
Tax-exempt commercial paper—3.84%
New York City Municipal Water Authority, 0.270%, due 03/01/10	22,000,000	22,000,000

69

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
New York State Dormitory Authority (Columbia University), 0.320%, due 02/09/10	$15,000,000	$15,000,000
Total tax-exempt commercial paper (cost—$37,000,000)		37,000,000
Total investments (cost—$961,809,241 which approximates cost for federal income tax purposes)—99.95%		961,809,241
Other assets in excess of liabilities—0.05%		435,217
Net assets (applicable to 962,369,701 shares of beneficial interest outstanding equivalent to $1.00 per share) —100.00%		$962,244,458
(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 6.87% of net assets as of December 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2009 and reset periodically.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s investments.

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$924,809,241	$—	$924,809,241
Tax-exempt commercial paper	—	37,000,000	—	37,000,000
Total	$—	$961,809,241	$—	$961,809,241

Weighted average maturity—20 days

See accompanying notes to financial statements

70

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—89.30%
New Jersey Building Authority Building Revenue, Subseries A-1, 0.180%, VRD	$6,690,000	$6,690,000
Subseries A-2, 0.180%, VRD	3,000,000	3,000,000
Subseries A-3, 0.180%, VRD	1,415,000	1,415,000
Subseries A-4, 0.180%, VRD	6,995,000	6,995,000
New Jersey Economic Development Authority Economic Development Revenue (Diocese of Metuchen Project), 0.170%, VRD	4,400,000	4,400,000
New Jersey Economic Development Authority Economic Development Revenue (Duke Farms Foundation Project), Series A, 0.200%, VRD	5,200,000	5,200,000
New Jersey Economic Development Authority Gas Facilities Revenue Refunding (Pivotal), 0.180%, VRD	13,900,000	13,900,000
New Jersey Economic Development Authority Industrial Development Revenue (Pennwell Holdings LLC Project), 0.420%, VRD	1,840,000	1,840,000
New Jersey Economic Development Authority Natural Gas Facilities Revenue (South Jersey), 0.270%, VRD(1)	8,200,000	8,200,000
New Jersey Economic Development Authority Pollution Control Revenue Refunding (ExxonMobil Project), 0.160%, VRD	7,300,000	7,300,000
New Jersey Economic Development Authority Revenue (Bancroft Neurohealth Project), 0.230%, VRD	3,435,000	3,435,000
New Jersey Economic Development Authority Revenue (Community Options, Inc. Project), 0.320%, VRD	3,655,000	3,655,000
New Jersey Economic Development Authority Revenue (Cooper Health System Project), Series A, 0.230%, VRD	3,200,000	3,200,000
New Jersey Economic Development Authority Revenue (CPC Behavioral Healthcare), Series A, 0.320%, VRD	2,995,000	2,995,000
New Jersey Economic Development Authority Revenue (Lawrenceville School Project), 0.200%, VRD	3,000,000	3,000,000

71

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New Jersey Economic Development Authority Revenue (Lawrenceville School Project), (concluded) Series B, 0.200%, VRD	$800,000	$800,000
New Jersey Economic Development Authority Revenue (Oak Hill Academy Project), 0.320%, VRD	1,725,000	1,725,000
New Jersey Economic Development Authority Revenue (Peddie School Project), 0.180%, VRD	4,800,000	4,800,000
New Jersey Economic Development Authority Revenue (Presbyterian Homes Assisted), Series B, 0.230%, VRD	3,400,000	3,400,000
New Jersey Economic Development Authority Revenue Refunding (Cranes Mill Project), Series B, 0.230%, VRD	4,800,000	4,800,000
New Jersey Economic Development Authority Revenue Refunding (First Mortgage Franciscan), 0.170%, VRD	3,700,000	3,700,000
New Jersey Economic Development Authority Revenue (Republic Services, Inc. Project), 0.270%, VRD(1)	2,910,000	2,910,000
New Jersey Economic Development Authority Revenue (Thermal Energy Limited Partnership), 0.270%, VRD(1)	1,000,000	1,000,000
New Jersey Economic Development Authority Revenue (Young Mens Christian Association), 0.320%, VRD	1,150,000	1,150,000
New Jersey Economic Development Authority School Revenue (Facilities Construction), Subseries R-1, 0.200%, VRD	7,120,000	7,120,000
Subseries R-2, 0.180%, VRD	1,400,000	1,400,000
Subseries R-3, 0.210%, VRD	6,300,000	6,300,000
New Jersey Economic Development Authority Speciality Facilities Revenue (Port Newark Container LLC), 0.240%, VRD(1)	5,000,000	5,000,000
New Jersey Educational Facilities Authority Revenue (Centenary College), Series A, 0.230%, VRD	3,535,000	3,535,000

72

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New Jersey Health Care Facilities Authority (St. Peter’s Hospital), Series B, 0.190%, VRD	$1,800,000	$1,800,000
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.), Series B, 0.180%, VRD	11,700,000	11,700,000
New Jersey Health Care Facilities Financing Authority Revenue (Computer Program), Subseries A-6, 0.210%, VRD	3,205,000	3,205,000
New Jersey Health Care Facilities Financing Authority Revenue (Recovery Management System, Inc.), 0.230%, VRD	1,260,000	1,260,000
New Jersey Health Care Facilities Financing Authority Revenue, Series A3, 0.240%, VRD	2,300,000	2,300,000
New Jersey Health Care Facilities Financing Authority Revenue (Somerset Medical Center), 0.230%, VRD	4,585,000	4,585,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series B, 0.180%, VRD	5,050,000	5,050,000
Series C, 0.200%, VRD	1,000,000	1,000,000
New Jersey Health Care Facilities Financing Authority Revenue (Wiley Mission Project), 0.280%, VRD	1,700,000	1,700,000
New Jersey Highway Authority Garden State Parkway General Revenue Refunding (SR Parkway) (Pre-refunded with State & Local Government Securities to 01/01/10 @ 101), 5.625%, due 01/01/10	2,850,000	2,878,500
New Jersey State Turnpike Authority Turnpike Revenue, Series B, 0.180%, VRD	12,800,000	12,800,000
Series C, 0.300%, VRD	4,800,000	4,800,000
Series D, 0.180%, VRD	200,000	200,000
Burlington County Bridge Community Revenue (Lutheran Home Project), Series A, 0.230%, VRD	2,220,000	2,220,000

73

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California Department of Water Resources Power Supply Revenue, Series B-6, 0.170%, VRD	$1,800,000	$1,800,000
California Infrastructure & Economic Development Bank Revenue (Los Angeles County Museum), Series B, 0.200%, VRD	500,000	500,000
Camden County Improvement Authority Revenue (Senior Redevelopment-Harvest Village Project), Series A, 0.250%, VRD	7,075,000	7,075,000
Christian County Association of County’s Leasing Trust Lease Program, Series A, 0.200%, VRD	1,640,000	1,640,000
Colts Neck Township Bond Anticipation Notes, 2.000%, due 08/18/10	1,500,000	1,505,568
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series Y-3, 0.220%, VRD	300,000	300,000
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series B-1, 0.270%, VRD	6,840,000	6,840,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.230%, VRD	1,390,000	1,390,000
Englewood Cliffs Bond Anticipation Notes, 2.500%, due 05/07/10	1,595,000	1,603,729
Essex County Improvement Authority Revenue (The Childrens Institute Project), 0.320%, VRD	1,580,000	1,580,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital), Series C-2, 0.200%, VRD	2,200,000	2,200,000
Hawthorne Bond Anticipation Notes, 2.000%, due 10/08/10	1,560,000	1,565,892
Hopatcong Borough Bond Anticipation Notes, 2.500%, due 09/17/10	700,000	705,384
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series A, 0.210%, VRD	1,500,000	1,500,000
Geisinger Authority Health System (Geisinger Health System), Series B, 0.180%, VRD	1,800,000	1,800,000
0.200%, VRD	1,900,000	1,900,000

74

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Mendham Township Bond Anticipation Notes, 1.500%, due 12/09/10	$1,080,150	$1,089,198
Mercer County Bond Anticipation Notes, Series A, 2.250%, due 01/14/10	5,000,000	5,000,578
Metropolitan Water District Southern California Waterworks Revenue, Series C-1, 0.270%, VRD	200,000	200,000
Morristown Bond Anticipation Notes, 1.500%, due 10/21/10	1,100,000	1,106,584
Mount Vernon Industrial Pollution Control & Solid Waste Disposal Revenue (General Electric Co. Project), 0.220%, VRD	1,800,000	1,800,000
Port Authority of New York & New Jersey (JP Morgan PUTTERs, Series 3090), 0.310%, VRD(1),(2),(3)	3,335,000	3,335,000
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue, Series A, 0.340%, VRD	2,000,000	2,000,000
Puerto Rico Commonwealth Refunding (Public Improvement), Series B, 0.180%, VRD	5,500,000	5,500,000
Ridgewood Bond Anticipation Notes, 2.250%, due 01/22/10	2,949,000	2,951,525
River Vale Bond Anticipation Notes, 1.250%, due 03/30/10	3,280,000	3,285,997
Rutgers State University Refunding, Series A, 0.180%, VRD	200,000	200,000
Rutgers State University, Series G, 0.200%, VRD	14,400,000	14,400,000
San Diego County Certificates of Participation (San Diego Foundation), 0.080%, VRD	4,765,000	4,765,000
Shelby County Lease Revenue, Series A, 0.200%, VRD	2,930,000	2,930,000
South Orange Village Township Bond Anticipation Notes, 1.750%, due 09/09/10	1,700,000	1,708,671
Union County Industrial Pollution Control Financing Authority Pollution Control Revenue Refunding (ExxonMobil Project), 0.160%, VRD	7,500,000	7,500,000
University of Delaware Revenue, 0.240%, VRD	2,065,000	2,065,000
Total municipal bonds and notes (cost—$272,106,626)		272,106,626

75

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—10.51%
Columbia University, 0.330%, due 02/10/10	$8,580,000	$8,580,000
Exelon Corp., 0.300%, due 01/04/10	4,000,000	4,000,000
New Jersey Economic Development Authority (Chambers Cogen), 0.350%, due 01/12/10	6,600,000	6,600,000
New Jersey Economic Development Authority (Keystone Energy Service Co.), 0.350%, due 03/01/10	10,000,000	10,000,000
Princeton University, 0.300%, due 02/09/10	2,830,000	2,830,000
Total tax-exempt commercial paper (cost—$32,010,000)		32,010,000
Total investments (cost—$304,116,626 which approximates cost for federal income tax purposes)—99.81%		304,116,626
Other assets in excess of liabilities—0.19%		577,290
Net assets (applicable to 304,689,566 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$304,693,916
(1)	Securities subject to Alternative Minimum Tax.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 1.09% of net assets as of December 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

PUTTERs	Puttable Tax-Exempt Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2009 and reset periodically.

76

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2009 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s investments.

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$272,106,626	$—	$272,106,626
Tax-exempt commercial paper	—	32,010,000	—	32,010,000
Total	$—	$304,116,626	$—	$304,116,626

Weighted average maturity—17 days

See accompanying notes to financial statements

77

UBS RMA

Understanding your funds’ expenses (unaudited)

As a shareholder of the Funds*, you incur ongoing costs, including management fees, service fees (12b-1 or non-12b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2009 to December 31, 2009.

Actual expenses

The first line in the following table for each Fund provides information about its actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each respective Fund under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following table for each Fund provides information about hypothetical account values and hypothetical expenses based on that Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not that Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds.

To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

*	Collectively refers to UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund and UBS RMA New Jersey Municipal Money Fund.

78

UBS RMA

Understanding your funds’ expenses (unaudited) (continued)

The example does not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other similar program fees as these are external to the Funds and relate to those programs.

UBS RMA Money Market Portfolio

	Beginning account value July 1, 2009	Ending account value* December 31, 2009	Expenses paid during period(1) 07/01/09-12/31/09
Actual	$1,000.00	$1,000.10	$1.51
Hypothetical (5% annual return before expenses)	1,000.00	1,023.69	1.53

(1)

Expenses are equal to the Portfolio’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA U.S. Government Portfolio

	Beginning account value July 1, 2009	Ending account value* December 31, 2009	Expenses paid during period(1) 07/01/09-12/31/09
Actual	$1,000.00	$1,000.20	$1.26
Hypothetical (5% annual return before expenses)	1,000.00	1,023.95	1.28

(1)

Expenses are equal to the Portfolio’s annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA Tax-Free Fund Inc.

	Beginning account value July 1, 2009	Ending account value* December 31, 2009	Expenses paid during period(1) 07/01/09-12/31/09
Actual	$1,000.00	$1,000.10	$1.51
Hypothetical (5% annual return before expenses)	1,000.00	1,023.69	1.53

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).
*	“Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

79

UBS RMA

Understanding your funds’ expenses (unaudited) (concluded)

UBS RMA California Municipal Money Fund

	Beginning account value July 1, 2009	Ending account value* December 31, 2009	Expenses paid during period(1) 07/01/09-12/31/09
Actual	$1,000.00	$1,000.20	$1.21
Hypothetical (5% annual return before expenses)	1,000.00	1,024.00	1.22

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.24%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA New York Municipal Money Fund

	Beginning account value July 1, 2009	Ending account value* December 31, 2009	Expenses paid during period(1) 07/01/09-12/31/09
Actual	$1,000.00	$1,000.00	$1.21
Hypothetical (5% annual return before expenses)	1,000.00	1,024.00	1.22

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.24%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA New Jersey Municipal Money Fund

	Beginning account value July 1, 2009	Ending account value* December 31, 2009	Expenses paid during period(1) 07/01/09-12/31/09
Actual	$1,000.00	$1,000.00	$1.51
Hypothetical (5% annual return before expenses)	1,000.00	1,023.69	1.53

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).
*	“Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

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81

UBS RMA

Statement of operations

	For the six months ended December 31, 2009 (unaudited)
	Money Market Portfolio	U.S. Government Portfolio
Investment income:
Interest	$24,050,402	$5,686,000
Affiliated securities lending income	37,802	—
	24,088,204	5,686,000

Expenses:
Investment advisory and administration fees	39,355,297	8,413,427
Service fees	9,838,824	2,784,797
Transfer agency and related services fees	3,389,449	284,531
US Treasury Temporary Guarantee Program Participation fees	1,377,912	275,559
Custody and accounting fees	1,045,585	295,920
Insurance fees	386,214	140,611
Reports and notices to shareholders	209,990	19,391
State registration fees	117,003	68,506
Professional fees	61,674	58,392
Directors’/Trustees’ fees	59,586	20,975
Interest expense	—	—
Other expenses	42,933	16,830
	55,884,467	12,378,939
Less: Fee waivers and/or expense reimbursements by investment advisor/administrator	(32,584,151)	(6,915,946)
Net expenses	23,300,316	5,462,993
Net investment income	787,888	223,007
Net realized gains (losses) from investment activities	9,199	49,806
Net increase in net assets resulting from operations	$797,087	$272,813

See accompanying notes to financial statements

82

	For the six months ended December 31, 2009 (unaudited)
Tax-Free Fund	California Municipal Money Fund	New York Municipal Money Fund	New Jersey Municipal Money Fund

$8,311,582	$1,471,339	$1,260,821	$463,978
—	—	—	—
8,311,582	1,471,339	1,260,821	463,978

10,711,950	2,507,945	2,234,402	681,964
3,404,793	734,284	639,304	182,111
971,787	168,126	147,900	47,475
617,542	143,207	117,313	28,794
361,790	78,028	67,936	20,162
167,712	40,196	31,991	8,331
71,929	13,427	11,756	4,337
74,868	16,535	14,994	15,487
62,074	55,938	55,726	48,948
28,186	10,772	10,205	7,151
276	—	305	—
43,439	12,722	12,497	6,989
16,516,346	3,781,180	3,344,329	1,051,749

(8,477,453)	(2,368,657)	(2,134,710)	(602,962)
8,038,893	1,412,523	1,209,619	448,787
272,689	58,816	51,202	15,191
35,469	21,757	(3,072)	—
$308,158	$80,573	$48,130	$15,191

83

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2009 (unaudited)	For the year ended June 30, 2009
UBS RMA Money Market Portfolio From operations:
Net investment income	$787,888	$174,501,209
Net realized gains from investment activities	9,199	1,172,925
Net increase in net assets resulting from operations	797,087	175,674,134

Dividends and distributions to shareholders from:
Net investment income	(787,888)	(174,501,209)
Net realized gains from investment activities	(1,084,584)	(1,665,627)
Total dividends and distributions to shareholders	(1,872,472)	(176,166,836)
Net decrease in net assets from capital share transactions	(1,307,842,575)	(328,310,204)
Net decrease in net assets	(1,308,917,960)	(328,802,906)

Net assets:
Beginning of period	16,462,503,491	16,791,306,397
End of period	$15,153,585,531	$16,462,503,491
Accumulated undistributed net investment income	$—	$—

UBS RMA U.S. Government Portfolio From operations:
Net investment income	$223,007	$18,417,352
Net realized gains from investment activities	49,806	358,174
Net increase in net assets resulting from operations	272,813	18,775,526

Dividends and distributions to shareholders from:
Net investment income	(223,007)	(18,417,352)
Net realized gains from investment activities	(584,854)	(88,917)
Total dividends and distributions to shareholders	(807,861)	(18,506,269)
Net increase (decrease) in net assets from capital share transactions	(573,751,027)	2,283,638,093
Net increase (decrease) in net assets	(574,286,075)	2,283,907,350

Net assets:
Beginning of period	4,662,383,852	2,378,476,502
End of period	$4,088,097,777	$4,662,383,852
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

84

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2009 (unaudited)	For the year ended June 30, 2009
UBS RMA Tax-Free Fund
From operations:
Net investment income	$272,689	$49,982,987
Net realized gains from investment activities	35,469	113,061
Net increase in net assets resulting from operations	308,158	50,096,048

Dividends and distributions to shareholders from:
Net investment income	(272,689)	(49,982,987)
Net realized gains from investment activities	(91,052)	(1,090,361)
Total dividends and distributions to shareholders	(363,741)	(51,073,348)
Net decrease in net assets from capital share transactions	(950,366,583)	(1,581,353,318)
Net decrease in net assets	(950,422,166)	(1,582,330,618)

Net assets:
Beginning of period	5,860,617,312	7,442,947,930
End of period	$4,910,195,146	$5,860,617,312
Accumulated undistributed net investment income	$—	$—

UBS RMA California Municipal Money Fund
From operations:
Net investment income	$58,816	$10,358,640
Net realized gains from investment activities	21,757	149,461
Net increase in net assets resulting from operations	80,573	10,508,101

Dividends and distributions to shareholders from:
Net investment income	(58,816)	(10,358,640)
Net realized gains from investment activities	(144,363)	(179,219)
Total dividends and distributions to shareholders	(203,179)	(10,537,859)
Net decrease in net assets from beneficial interest transactions	(128,643,294)	(543,685,604)
Net decrease in net assets	(128,765,900)	(543,715,362)

Net assets:
Beginning of period	1,219,093,826	1,762,809,188
End of period	$1,090,327,926	$1,219,093,826
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

85

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2009 (unaudited)	For the year ended June 30, 2009
UBS RMA New York Municipal Money Fund
From operations:
Net investment income	$51,202	$8,886,367
Net realized gain (loss) from investment activities	(3,072)	8,252
Net increase in net assets resulting from operations	48,130	8,894,619

Dividends and distributions to shareholders from:
Net investment income	(51,202)	(8,886,367)
Net realized gains from investment activities	—	(63,635)
Total dividends and distributions to shareholders	(51,202)	(8,950,002)
Net decrease in net assets from beneficial interest transactions	(127,876,331)	(322,720,170)
Net decrease in net assets	(127,879,403)	(322,775,553)

Net assets:
Beginning of period	1,090,123,861	1,412,899,414
End of period	$962,244,458	$1,090,123,861
Accumulated undistributed net investment income	$—	$—

UBS RMA New Jersey Municipal Money Fund
From operations:
Net investment income	$15,191	$1,950,639
Net realized gain from investment activities	—	2,503
Net increase in net assets resulting from operations	15,191	1,953,142

Dividends and distributions to shareholders from:
Net investment income	(15,191)	(1,950,639)
Net realized gains from investment activities	—	(20,550)
Total dividends and distributions to shareholders	(15,191)	(1,971,189)
Net increase (decrease) in net assets from beneficial interest transactions	4,911,943	(45,815,427)
Net increase (decrease) in net assets	4,911,943	(45,833,474)

Net assets:
Beginning of period	299,781,973	345,615,447
End of period	$304,693,916	$299,781,973
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

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87

UBS RMA Money Market Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	For the six months ended December 31, 2009 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000	(1)
Dividends from net investment income	(0.000	)(1)
Distributions from net realized gains from investment activities	(0.000	)(1)
Total dividends and distributions	(0.000	)(1)
Net asset value, end of period	$1.00
Total investment return(2)	0.01%
Ratios/supplemental data:
Net assets, end of period (000’s)	$15,153,586
Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator	0.30	%(3)
Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator	0.71	%(3)
Net investment income to average net assets	0.01	%(3)

(1)	Amount represents less than $0.0005 per share.
(2)

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

(3)	Annualized.
(4)

In addition to the waiver of advisory and administration fees by UBS Financial Services Inc., the Portfolio was reimbursed in the amount of $877,352 for overcharges related to prior fiscal periods for postage related expenses. The reimbursement represents less than 0.005%.

(5)

During the period from August 1, 2004 through June 30, 2005, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratio excluding the waiver is the same since the fee waiver represents less than 0.005%.

See accompanying notes to financial statements

88

For the years ended June 30,
2009		2008		2007	2006	2005
$1.00		$1.00		$1.00	$1.00	$1.00
0.010		0.036		0.048	0.037	0.016
(0.010)		(0.036)		(0.048)	(0.037)	(0.016)
(0.000	)(1)	—		—	—	(0.000	)(1)
(0.010)		(0.036)		(0.048)	(0.037)	(0.016)
$1.00		$1.00		$1.00	$1.00	$1.00
1.06%		3.74%		4.87%	3.71%	1.65%

$16,462,503		$16,791,306		$13,138,666	$10,627,952	$10,425,878

0.58%		0.56	%(4)	0.58%	0.58%	0.58	%(5)

0.71%		0.69%		0.71%	0.71%	0.58%
1.02%		3.58%		4.76%	3.66%	1.59%

89

UBS RMA U.S. Government Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	For the six months ended December 31, 2009 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000	(1)
Dividends from net investment income	(0.000	)(1)
Distributions from net realized gains from investment activities	(0.000	)(1)
Total dividends and distributions	(0.000	)(1)
Net asset value, end of period	$1.00
Total investment return(2)	0.02%
Ratios/supplemental data:
Net assets, end of period (000’s)	$4,088,098
Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator	0.25	%(3)
Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator	0.56	%(3)
Net investment income to average net assets	0.01	%(3)

(1)	Amount represents less than $0.0005 per share.
(2)

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

(3)	Annualized.
(4)

The Portfolio was reimbursed by UBS Financial Services Inc. in the amount of $29,175 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

90

For the years ended June 30,
2009		2008		2007	2006	2005
$1.00		$1.00		$1.00	$1.00	$1.00
0.005		0.029		0.046	0.034	0.015
(0.005)		(0.029)		(0.046)	(0.034)	(0.015)
(0.000	)(1)	—		—	—	—
(0.005)		(0.029)		(0.046)	(0.034)	(0.015)
$1.00		$1.00		$1.00	$1.00	$1.00
0.52%		2.93%		4.67%	3.49%	1.50%

$4,662,384		$2,378,477		$1,027,191	$845,450	$1,111,698

0.53%		0.58	%(4)	0.63%	0.62%	0.61%

0.56%		0.58%		0.63%	0.62%	0.61%
0.37%		2.56%		4.58%	3.38%	1.49%

91

UBS RMA Tax-Free Fund Inc.

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	For the six months ended December 31, 2009 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000	(1)
Dividends from net investment income	(0.000	)(1)
Distributions from net realized gains from investment activities	(0.000	)(1)
Total dividends and distributions	(0.000	)(1)
Net asset value, end of period	$1.00
Total investment return(2)	0.01%
Ratios/supplemental data:
Net assets, end of period (000’s)	$4,910,195
Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator	0.30	%(3)
Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator	0.61	%(3)
Net investment income to average net assets	0.01	%(3)

(1)	Amount represents less than $0.0005 per share.
(2)

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

(3)	Annualized.
(4)

The Fund was reimbursed by UBS Financial Services Inc. in the amount of $49,815 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

92

For the years ended June 30,
2009		2008		2007	2006	2005
$1.00		$1.00		$1.00	$1.00	$1.00
0.007		0.023		0.030	0.024	0.012
(0.007)		(0.023)		(0.030)	(0.024)	(0.012)
(0.000	)(1)	—		—	—	—
(0.007)		(0.023)		(0.030)	(0.024)	(0.012)
$1.00		$1.00		$1.00	$1.00	$1.00
0.71%		2.35%		3.07%	2.40%	1.23%

$5,860,617		$7,442,948		$4,902,889	$3,565,357	$3,406,614
0.57%		0.57	%(4)	0.59%	0.60%	0.59%
0.60%		0.57%		0.59%	0.60%	0.59%
0.70%		2.21%		3.03%	2.38%	1.23%

93

UBS RMA California Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six months ended December 31, 2009 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000	(1)
Dividends from net investment income	(0.000	)(1)
Distributions from net realized gains from investment activities	(0.000	)(1)
Total dividends and distributions	(0.000	)(1)
Net asset value, end of period	$1.00
Total investment return(2)	0.02%
Ratios/supplemental data:
Net assets, end of period (000’s)	$1,090,328
Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator	0.24	%(3)
Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator	0.64	%(3)
Net investment income to average net assets	0.01	%(3)

(1)	Amount represents less than $0.0005 per share.
(2)

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

(3)	Annualized.
(4)

The Fund was reimbursed by UBS Financial Services Inc. in the amount of $11,143 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

94

For the years ended June 30,
2009		2008		2007	2006	2005
$1.00		$1.00		$1.00	$1.00	$1.00
0.006		0.022		0.029	0.023	0.011
(0.006)		(0.022)		(0.029)	(0.023)	(0.011)
(0.000	)(1)	(0.000	)(1)	—	—	—
(0.006)		(0.022)		(0.029)	(0.023)	(0.011)
$1.00		$1.00		$1.00	$1.00	$1.00
0.63%		2.24%		2.93%	2.29%	1.15%

$1,219,094		$1,762,809		$1,228,688	$941,624	$808,762

0.54%		0.59	%(4)	0.62%	0.63%	0.64%

0.62%		0.59%		0.62%	0.63%	0.64%
0.64%		2.10%		2.89%	2.28%	1.16%

95

UBS RMA New York Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six months ended December 31, 2009 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000	(1)
Dividends from net investment income	(0.000	)(1)
Distributions from net realized gains from investment activities	—
Total dividends and distributions	(0.000	)(1)
Net asset value, end of period	$1.00
Total investment return(2)	0.00%
Ratios/supplemental data:
Net assets, end of period (000’s)	$962,244
Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator	0.24	%(3)
Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator	0.65	%(3)
Net investment income to average net assets	0.01	%(3)

(1)	Amount represents less than $0.0005 per share.
(2)

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

(3)	Annualized.
(4)

The Fund was reimbursed by UBS Financial Services Inc. in the amount of $9,385 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

96

For the years ended June 30,
2009		2008		2007	2006	2005
$1.00		$1.00		$1.00	$1.00	$1.00
0.006		0.021		0.029	0.023	0.011
(0.006)		(0.021)		(0.029)	(0.023)	(0.011)
(0.000	)(1)	—		—	—	—
(0.006)		(0.021)		(0.029)	(0.023)	(0.011)
$1.00		$1.00		$1.00	$1.00	$1.00
0.65%		2.23%		2.95%	2.28%	1.13%

$1,090,124		$1,412,899		$832,590	$612,696	$596,071

0.55%		0.61	%(4)	0.67%	0.67%	0.67%

0.63%		0.61%		0.67%	0.67%	0.67%
0.66%		2.03%		2.92%	2.27%	1.12%

97

UBS RMA New Jersey Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six months ended December 31, 2009 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000	(1)
Dividends from net investment income	(0.000	)(1)
Distributions from net realized gains from investment activities	—
Total dividends and distributions	(0.000	)(1)
Net asset value, end of period	$1.00
Total investment return(2)	0.00%
Ratios/supplemental data:
Net assets, end of period (000’s)	$304,694
Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator	0.30	%(3)
Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator	0.69	%(3)
Net investment income to average net assets	0.01	%(3)

(1)	Amount represents less than $0.0005 per share.
(2)

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

(3)	Annualized.
(4)

The Fund was reimbursed by UBS Financial Services Inc. in the amount of $2,454 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

98

For the years ended June 30,
2009		2008		2007	2006	2005
$1.00		$1.00		$1.00	$1.00	$1.00
0.006		0.020		0.028	0.021	0.010
(0.006)		(0.020)		(0.028)	(0.021)	(0.010)
(0.000	)(1)	—		—	—	—
(0.006)		(0.020)		(0.028)	(0.021)	(0.010)
$1.00		$1.00		$1.00	$1.00	$1.00
0.58%		2.05%		2.85%	2.11%	1.05%

$299,782		$345,615		$179,725	$134,639	$134,174

0.61%		0.68	%(4)	0.75%	0.81%	0.79%

0.69%		0.68%		0.75%	0.81%	0.79%
0.56%		1.83%		2.82%	2.10%	1.02%

99

UBS RMA

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS RMA Money Fund Inc. (the “Corporation”) and UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free”) were organized under the laws of Maryland on July 2, 1982 and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund and currently has three portfolios, each of which are diversified series: UBS RMA Money Market Portfolio (“Money Market Portfolio”), UBS RMA U.S. Government Portfolio (“U.S. Government Portfolio”) and UBS Retirement Money Fund. The financial statements of UBS Retirement Money Fund are not included herein.

UBS Managed Municipal Trust (“Managed Municipal Trust”) and UBS Municipal Money Market Series (“Municipal Money Market Series”) were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two non-diversified series: UBS RMA California Municipal Money Fund (“RMA California”) and UBS RMA New York Municipal Money Fund (“RMA New York”). Municipal Money Market Series currently offers one non-diversified series: UBS RMA New Jersey Municipal Money Fund (“RMA New Jersey”), and when referred together with Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York (collectively, the “Funds”).

Each Trust or Corporation accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

100

UBS RMA

Notes to financial statements (unaudited)

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Funds’ financial statements.

The preparation of financial statements in accordance with GAAP requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Funds is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Funds’ Statement of net assets.

101

UBS RMA

Notes to financial statements (unaudited)

Repurchase agreements—Each Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. Each Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, a Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Money Market Portfolio and U.S. Government Portfolio may engage in repurchase agreements as part of normal investing strategies; the other Funds generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

102

UBS RMA

Notes to financial statements (unaudited)

Concentration of risk

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

Additionally, RMA California, RMA New York and RMA New Jersey follow an investment policy of investing primarily in municipal obligations of one state under normal market conditions. Economic changes affecting each state and certain of its public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of those Funds.

Investment advisor and administrator

Each Fund’s Board has approved an investment advisory and administration contract (“Advisory Contract”) for each Fund with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays UBS Financial Services Inc. an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedules:

Average daily net assets	Annual rate
Money Market Portfolio
All	0.50	%†

†

Effective November 12, 2009, UBS Financial Services Inc. has agreed to waive portions of its investment advisory and administration fee for the Money Market Portfolio (the “Portfolio”) so that the fee rate is reduced to the following: up to $1.0 billion in average daily net assets—0.50%; in excess of $1.0 billion up to $1.5 billion in average daily net assets—0.44%; in excess of $1.5 billion up to $5.0 billion in average daily net assets—0.36%; in excess of $5.0 billion up to $10.0 billion in average daily net assets—0.35%; in excess of $10.0 billion up to $15.0 billion in average daily net assets—0.34%; in excess of $15.0 billion up to $20.0 billion in average daily net assets—0.33%; and over $20.0 billion in average daily net assets—0.30%. Prior to November 12, 2009, UBS Financial Services Inc. had contractually agreed to waive portions of its investment advisory and administration fee for the Portfolio so that the rates were reduced to the following: up to $1.0 billion in average daily net assets—0.50%; in excess of $1.0 billion up to $1.5 billion in average daily net assets—0.44%; and over $1.5 billion in average daily net assets—0.36%. The waivers effective November 12, 2009, reflect additional breakpoints on fees when assets exceed $5 billion; although these additional breakpoints are not contractual, UBS Financial Services Inc. will not modify or remove the additional breakpoints without consulting with the Portfolio’s board. UBS Financial Services Inc. has further agreed to cap the Portfolio’s aggregate management and shareholder services fees (paid pursuant to the Portfolio’s Shareholder Services Plan) so that the total of

103

UBS RMA

Notes to financial statements (unaudited)

these does not exceed 0.50% of the Portfolio’s average daily net assets. This cap results in an effective investment advisory and administration fee rate not to exceed 0.375% of the Portfolio’s average daily net assets. (UBS Financial Services Inc. is waiving a portion of its advisory and administration fees to offset the shareholder services fees, and the cap continues for as long as the Portfolio’s Shareholder Services Plan remains in effect). Accordingly, for the six months ended December 31, 2009, UBS Financial Services Inc. waived $10,329,140 of its investment advisory and administration fees from the Portfolio. At December 31, 2009, UBS Financial Services Inc. owed the Portfolio $1,798,741 for fee waivers under the above waiver arrangements.

Average daily net assets	Annual rate
U.S. Government Portfolio††, RMA California and RMA New York:
Up to $300 million	0.50%
In excess of $300 million up to $750 million	0.44%
Over $750 million	0.36%

RMA New Jersey:
Up to $300 million	0.45%
In excess of $300 million up to $750 million	0.39%
Over $750 million	0.31%

RMA Tax-Free††:
Up to $1.0 billion	0.50%
In excess of $1.0 billion up to $1.5 billion	0.44%
Over $1.5 billion	0.36%

††	Effective November 12, 2009, UBS Financial Services Inc. has agreed to waive portions of its investment advisory and administration fees for the U.S. Government Portfolio and RMA Tax-Free so that the fee for each is further reduced to the following for assets in excess of $5 billion: in excess of $5.0 billion up to $10.0 billion in average daily net assets – 0.35%; in excess of $10.0 billion up to $15.0 billion in average daily net assets – 0.34%; in excess of $15.0 billion up to $20.0 billion in average daily net assets – 0.33%; and over $20.0 billion in average daily net assets – 0.30%. Although the additional breakpoints on fees when assets exceed $5 billion are not contractual, UBS Financial Services Inc. will not modify or remove the additional breakpoints without consulting with the boards overseeing U.S. Government Portfolio and RMA Tax-Free.

104

UBS RMA

Notes to financial statements (unaudited)

At December 31, 2009, the Funds owed UBS Financial Services Inc. for investment advisory and administration fees as follows:

Money Market Portfolio	$6,489,446
U.S. Government Portfolio	1,360,879
RMA Tax-Free	1,706,862
RMA California	404,067
RMA New York	363,961
RMA New Jersey	115,571

In addition to the above arrangements, UBS Financial Services Inc. has further undertaken to waive fees and/or reimburse expenses in the event that current Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended December 31, 2009, UBS Financial Services Inc. voluntarily waived investment advisory and administration fees and/or reimbursed expenses as follows (these amounts are in addition to the waivers noted above):

Money Market Portfolio	$22,255,011
U.S. Government Portfolio	6,915,946
RMA Tax-Free	8,477,453
RMA California	2,368,657
RMA New York	2,134,710
RMA New Jersey	602,962

At December 31, 2009, UBS Financial Services Inc. owed each Fund the following for additional voluntary waiver/expense reimbursements:

Money Market Portfolio	$4,137,109
U.S. Government Portfolio	1,378,205
RMA Tax-Free	1,411,633
RMA California	376,188
RMA New York	317,258
RMA New Jersey	107,887

UBS Global AM serves as sub-advisor and sub-administrator to the Funds pursuant to sub-advisory and sub-administration contracts between UBS Financial Services Inc. and UBS Global AM (each a “Sub-Advisory Contract”). In accordance with each Sub-Advisory Contract, UBS Financial Services Inc. (not the Funds) pays UBS Global AM a fee, accrued daily and

105

UBS RMA

Notes to financial statements (unaudited)

paid monthly, at an annual rate of 0.08% of the respective Funds’ average daily net assets.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, resulting in him being an interested board member of the Funds. The Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended December 31, 2009, the Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Money Market Portfolio	$41,865,897,431
U.S. Government Portfolio	56,645,000,000
RMA Tax-Free	1,423,340,400
RMA California	342,015,000
RMA New York	250,435,000
RMA New Jersey	82,900,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Funds’ investment advisor or sub-advisor, it is believed that under normal circumstances such compensation represents a small portion of the total value of the transactions.

Shareholder service plans

UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) is the principal underwriter of each Funds’ shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Funds’ shares. Under the shareholder service plans, Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York pay UBS Global AM (US) a monthly service fee, which is accrued daily and paid monthly at an annual rate of up to 0.15% of average daily net assets, and RMA New Jersey is authorized to pay at the annual rate of up to 0.12% of average daily net assets, for providing certain shareholder services.

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UBS RMA

Notes to financial statements (unaudited)

Currently, UBS Global AM (US) is compensated for providing such services at the annual rate of 0.125% of the Funds’ average daily net assets for each of those Funds except for RMA New Jersey, which pays at the annual rate of 0.12% of the Funds’ average daily net assets. At December 31, 2009, the Funds owed UBS Global AM (US) for such service fees as follows:

Money Market Portfolio	$1,622,362
U.S. Government Portfolio	449,522
RMA Tax-Free	539,708
RMA California	117,298
RMA New York	103,372
RMA New Jersey	30,943

Transfer agency related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from PNC Global Investment Servicing (“PNC”), the Funds’ transfer agent, and was compensated for these services by PNC, not the Funds.

For the six months ended December 31, 2009, UBS Financial Services Inc. received from PNC, not the Funds, total delegated services fees as follows:

Money Market Portfolio	$1,998,218
U.S. Government Portfolio	158,268
RMA Tax-Free	549,050
RMA California	96,285
RMA New York	83,982
RMA New Jersey	28,983

Securities lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or

107

UBS RMA

Notes to financial statements (unaudited)

irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Funds’ lending agent. At December 31, 2009, Money Market Portfolio had securities on loan having a market value of $119,153,225 and received cash collateral of $121,667,500.

At December 31, 2009, U.S. Government Portfolio, RMA Tax-Free, RMA California, RMA New York and RMA New Jersey did not have any securities on loan.

Bank line of credit

RMA Tax-Free, RMA California, RMA New York and RMA New Jersey participate with certain other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, each Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the Funds in the Committed Credit Facility. Interest will be charged to each Fund at the overnight federal funds rate in effect at the time of borrowings, plus 1.00%. For the six months ended December 31, 2009, the following Funds had borrowings:

	Average daily amount of borrowings outstanding	Days outstanding	Weighted average annualized interest rate	Interest expense
RMA Tax-Free	$4,757,104	3	0.696%	$276
RMA New York	2,614,537	6	0.700	305

There were no borrowings from the Committed Credit Facility outstanding as of December 31, 2009.

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UBS RMA

Notes to financial statements (unaudited)

Other liabilities and components of net assets

At December 31, 2009, the Funds had the following liabilities outstanding:

	Dividends payable	Payable for investments purchased	Payable for cash collateral from securities loaned	Other accrued expenses*
Money Market Portfolio	$33,364	—	$121,667,500	$1,534,909
U.S. Government Portfolio	9,172	—	—	206,967
RMA Tax-Free	10,880	$23,000,000	—	558,752
RMA California	2,393	10,088,802	—	128,908
RMA New York	2,137	—	—	116,447
RMA New Jersey	659	—	—	56,110

*	Excludes investment advisory and administration and service fees.

At December 31, 2009, the components of net assets for each of the Funds were as follows:

	Accumulated paid in capital	Accumulated net realized gain (loss)	Total net assets
Money Market Portfolio	$15,152,948,656	$636,875	$15,153,585,531
U.S. Government Portfolio	4,088,244,522	(146,745)	4,088,097,777
RMA Tax-Free	4,910,180,693	14,453	4,910,195,146
RMA California	1,090,302,973	24,953	1,090,327,926
RMA New York	962,216,110	28,348	962,244,458
RMA New Jersey	304,688,832	5,084	304,693,916

Federal tax status

Each Fund intends to distribute all or substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of all distributions paid to shareholders by the Money Market Portfolio and U.S. Government Portfolio during the six months ended December 31, 2009 and the fiscal year ended June 30, 2009 was ordinary income. The tax character of all distributions paid to shareholders

109

UBS RMA

Notes to financial statements (unaudited)

by RMA Tax-Free, RMA California, RMA New York and RMA New Jersey during the six months ended December 31, 2009 will be determined at the Funds’ fiscal year ending June 30, 2010. The tax character of all distributions paid to shareholders by RMA Tax-Free, RMA California, RMA New York and RMA New Jersey during the fiscal year ended June 30, 2009 was as follows:

For the year ended June 30, 2009	RMA Tax-Free	RMA California	RMA New York	RMA New Jersey
Tax-exempt income	$49,863,839	$10,327,414	$8,864,343	$1,941,962
Ordinary income	1,194,574	210,445	85,659	27,391
Long-term capital gains	14,935	—	—	1,836
Total distributions paid	$51,073,348	$10,537,859	$8,950,002	$1,971,189

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Funds’ fiscal year ending June 30, 2010.

As of and during the six months ended December 31, 2009, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of operations. During the period, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended June 30, 2009, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Capital share transactions

There are 60 billion $0.001 par value shares of common stock authorized for the Money Market Portfolio, 10 billion $0.001 par value shares of common stock authorized for the U.S. Government Portfolio and 20 billion $0.001 par value shares of common stock authorized for RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

For the six months ended December 31, 2009:	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	66,249,711,998	15,504,482,164	15,509,449,351
Shares repurchased	(67,559,352,922)	(16,079,027,477)	(16,460,167,855)
Dividends reinvested	1,798,349	794,286	351,921
Net decrease in shares outstanding	(1,307,842,575)	(573,751,027)	(950,366,583)

110

UBS RMA

Notes to financial statements (unaudited)

For the year ended June 30, 2009:	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	156,010,948,397	42,889,047,620	51,564,359,423
Shares repurchased	(156,513,443,390)	(40,623,704,509)	(53,195,682,038)
Dividends reinvested	174,184,789	18,294,982	49,969,297
Net increase (decrease) in shares outstanding	(328,310,204)	2,283,638,093	(1,581,353,318)

Beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California, RMA New York and RMA New Jersey. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

For the six months ended December 31, 2009:	RMA California	RMA New York	RMA New Jersey
Shares sold	3,432,702,581	2,848,845,025	848,392,401
Shares repurchased	(3,561,545,883)	(2,976,770,688)	(843,495,080)
Dividends reinvested	200,008	49,332	14,622
Net increase (decrease) in shares outstanding	(128,643,294)	(127,876,331)	4,911,943

For the year ended June 30, 2009:	RMA California	RMA New York	RMA New Jersey
Shares sold	12,191,746,998	9,996,993,668	2,621,623,690
Shares repurchased	(12,745,750,625)	(10,328,425,944)	(2,669,343,868)
Dividends reinvested	10,318,023	8,712,106	1,904,751
Net decrease in shares outstanding	(543,685,604)	(322,720,170)	(45,815,427)

US Treasury Temporary Guarantee Program for Money Market Funds

Each Fund participated in the US Treasury Department Temporary Guarantee Program for Money Market Funds. The program covered shareholders of participating money market funds as of the close of business on September 19, 2008. The program expired on September 18, 2009. Each Fund bore the cost of participating in this program, to the extent not offset by UBS Financial Services Inc.’s fee waivers/voluntary expense reimbursements. Each Fund paid a fee of 0.01% of the value of the Funds’ outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial coverage period of

111

UBS RMA

Notes to financial statements (unaudited)

September 19, 2008, through December 18, 2008. The program was first extended until April 30, 2009, and each Fund paid a fee calculated in the same manner but at the rate of 0.015% for continued participation in the program through that date. The program was then extended a final time, providing coverage through September 18, 2009. In April, each Fund paid an additional fee for continued coverage for the period May 1, 2009, through September 18, 2009, calculated in the same manner and at the same 0.015% rate as for the initial extension period.

Subsequent events

Management has evaluated the effect of subsequent events on the Funds’ financial statements through February 25, 2010, the date of issuance of the Funds’ financial statements. Management has determined that there are no material subsequent events that would require disclosure in or adjustment to the Funds’ financial statements through this date.

112

UBS RMA

General information (unaudited)

Quarterly Form N-Q portfolio schedules

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of their “qualified short-term gains” (as defined in Section 871(k)(2)(D)) as short-term capital gain dividends for the calendar year 2009.

113

UBS RMA

Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited)

Background—At a meeting of the boards of UBS RMA Money Fund, Inc. (“RMA Money Fund”), UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free Fund”), UBS Managed Municipal Trust (“Managed Municipal Trust”) and UBS Municipal Money Market Series (“Municipal Money Trust”) on July 15-16, 2009, the members of each board, including the board members who are not “interested persons” of RMA Money Fund, RMA Tax-Free Fund, Managed Municipal Trust or Municipal Money Trust (“Independent Board Members”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the Investment Advisory and Administration Contracts for the funds as follows: the board of RMA Money Fund approved the continuance of the Investment Advisory and Administration Contract between RMA Money Fund and UBS Financial Services Inc. (“UBS Financial Services”) with respect to UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio (each a “Portfolio” and together the “Portfolios”); the board of RMA Tax-Free Fund approved the continuance of the Investment Advisory and Administration Contract between RMA Tax-Free Fund and UBS Financial Services; the board of Managed Municipal Trust approved the continuance of the Investment Advisory and Administration Contract between Managed Municipal Trust and UBS Financial Services with respect to UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund; and the board of Municipal Money Trust approved the continuance of the Investment Advisory and Administration Contract between Municipal Money Trust and UBS Financial Services with respect to UBS RMA New Jersey Municipal Money Fund (UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund and UBS RMA New Jersey Municipal Money Fund, each a “Municipal Fund” and together with the Portfolios and RMA Tax-Free Fund, each a “Fund” and together the “Funds”). In addition, each board approved the continuation of the Sub-Advisory and Sub-Administration Agreement between UBS Financial Services and UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) with respect to each Fund it oversees. Although the board members of RMA Money Fund, RMA Tax-Free Fund, Managed Municipal Trust and Municipal Money Trust met together, each board made decisions independently with respect to the Funds it oversees. In preparing for the meeting, the board members had requested and received information from UBS Financial Services and UBS Global AM to assist them. Each board received and considered a variety of information about UBS Financial Services and UBS Global AM, as

114

UBS RMA

Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited)

well as the advisory, sub-advisory, administrative, sub-administrative and distribution arrangements for each Fund it oversees.

The Independent Board Members discussed the materials initially provided by management prior to the scheduled board meeting. The Independent Board Members also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Board Members were joined by their independent legal counsel. The Independent Board Members also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, sub-advisory, administration, sub-administration, distribution and service agreements.

In its consideration of the approval of the Investment Advisory and Administration Contracts and Sub-Advisory and Sub-Administration Contracts, each board considered the following factors:

Nature, extent and quality of the services under the investment advisory and administration contracts and the sub-advisory and sub-administration contracts—Each board received and considered information regarding the nature, extent and quality of management and sub-advisory services provided to each Fund overseen by it by UBS Financial Services under the applicable Investment Advisory and Administration Contract and UBS Global AM under the applicable Sub-Advisory and Sub-Administration Contract during the past year. Each board also received a description of the administrative and other services rendered to each Fund overseen by it and its shareholders by management, including in particular UBS Financial Services’ oversight of UBS Global AM’s provision of sub-advisory and sub-administration services. Each board noted that information received at regular meetings throughout the year related to the services rendered by UBS Financial Services concerning the management of each Fund’s affairs and UBS Financial Services’ role in overseeing UBS Global AM’s provision of sub-advisory and sub-administrative services to the Funds and management’s role in coordinating providers of other services to the Funds, including custody, accounting and transfer agency services. Each board’s evaluation of the services provided by UBS Financial Services and UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and

115

UBS RMA

Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited)

quality of UBS Financial Services’ and UBS Global AM’s investment management, sub-advisory and other capabilities and the quality of management’s administrative, sub-administrative and other services. Each board observed that the scope of services provided by management had expanded over time as a result of regulatory and other developments, including maintaining and monitoring UBS Global AM’s own and the Funds’ expanded compliance programs.

The boards had available to them the qualifications, backgrounds and responsibilities of each Fund’s senior personnel and the person(s) primarily responsible for the day-to-day portfolio management of each Fund and recognized that many of these persons report to the board regularly and that at each regular meeting the boards receive a detailed report on each Fund’s performance. The boards also considered, based on their knowledge of UBS Financial Services, UBS Global AM and their affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the boards received extensive financial information regarding UBS Financial Services and UBS Global AM and noted that they are wholly owned, indirect subsidiaries of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $142 billion in assets under management and was part of the UBS Global Asset Management Division, which had approximately $507 billion of assets under management worldwide as of March 31, 2009. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

Each board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to each Fund overseen by it under its Investment Advisory and Administration Contract and its Sub-Advisory and Sub-Administration Contract.

Advisory fees and expense ratios—For each Fund, its board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by that Fund to UBS Financial Services in light of the nature, extent and quality of the advisory and administrative services provided by UBS Financial Services. Each board also reviewed and considered any fee waiver arrangement implemented and considered the actual fee rate for each Fund overseen by that board (after taking any waivers and reimbursements into account) (the “Actual

116

UBS RMA

Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited)

Management Fee”). Each board also received and considered information comparing the applicable Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of management fees for UBS funds generally, each board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts but, in management’s view, such fee information was not very relevant to the Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Funds are subject and, therefore, were not totally comparable. The boards also received information on fees charged to other funds managed by UBS Financial Services and UBS Global AM and sub-advisory fees payable to UBS Global AM.

The boards did not receive comparative information from Lipper with respect to the Funds’ sub-advisory and sub-administration fees (together, each a “Sub-Advisory Fee”). The boards noted that the compensation paid to UBS Global AM is paid by UBS Financial Services, not the Funds, and, accordingly, that the retention of UBS Global AM does not increase the fees otherwise incurred by the Funds’ shareholders.

UBS RMA Money Market Portfolio

The comparative Lipper information showed that the Portfolio’s Contractual Management Fee was in the fifth quintile and its Actual Management Fee and total expenses were in the fourth quintile for its Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable). The board asked UBS Financial Services to return in the future to the board with a proposal to lower the Portfolio’s Actual Management Fee. After a series of discussions with UBS Financial Services, at the Board’s November 2009 meeting, UBS Financial Services agreed to voluntarily reduce a portion of the Portfolio’s investment advisory and administration fees payable to UBS Financial Services by implementing additional breakpoints for the Portfolio when assets in the Portfolio exceed $5 billion.

117

UBS RMA

Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited)

UBS RMA U.S. Government Portfolio

The comparative Lipper information showed that the Portfolio’s Contractual Management Fee was in the fourth quintile and its Actual Management Fee and total expenses were in the third quintile for its Expense Group for the comparison periods utilized in the Lipper report. The board asked UBS Financial Services to return in the future to the board with a proposal to lower the Portfolio’s Actual Management Fee. After a series of discussions with UBS Financial Services, at the Board’s November 2009 meeting, UBS Financial Services agreed to voluntarily reduce a portion of the Portfolio’s investment advisory and administration fees payable to UBS Financial Services by implementing additional breakpoints for the Portfolio when assets in the Portfolio exceed $5 billion.

UBS RMA Tax-Free Fund

The comparative Lipper information showed that RMA Tax-Free Fund’s Contractual Management Fee was in the third quintile and its Actual Management Fee and total expenses were in the fourth quintile for its Expense Group for the comparison periods utilized in the Lipper report. Management noted that although the Fund’s Actual Management Fee and total expenses were above its Expense Group’s median, each was very close to its respective median. The board asked UBS Financial Services to return in the future to the board with a proposal to lower the Portfolio’s Actual Management Fee. After a series of discussions with UBS Financial Services, at the Board’s November 2009 meeting, UBS Financial Services agreed to voluntarily reduce a portion of the Portfolio’s investment advisory and administration fees payable to UBS Financial Services by implementing additional breakpoints for the Portfolio when assets in the Portfolio exceed $5 billion.

UBS RMA California Municipal Money Fund, UBS RMA New Jersey Municipal Money Fund and UBS RMA New York Municipal Money Fund

The comparative Lipper information showed that RMA California Municipal Money Fund’s Contractual Management Fee was in the first quintile, its Actual Management Fee was in the fourth quintile and its total expenses were in the fifth quintile for the comparison periods utilized in the Lipper report. Management noted that although the Fund’s Actual Management Fee and total expenses were above its Expense Group’s median, each was very close to its respective median.

118

UBS RMA

Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited)

The comparative Lipper information showed that RMA New Jersey Municipal Money Fund’s Contractual Management Fee, Actual Management Fee and its total expenses were at or close to its Expense Group’s median for the comparison periods utilized in the Lipper report. Management noted that a contributing factor for the Fund’s above median total expenses was higher than median non-management fees, which is attributable to low average net assets of the Fund relative to its expense peer group.

The comparative Lipper information showed that RMA New York Municipal Money Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the fifth quintile, while its total expenses were in the third quintile for the comparison periods utilized in the Lipper report.

Taking all of the above into consideration, each board determined that the management fee and Sub-Advisory Fee for each Fund overseen by it were reasonable in light of the nature, extent and quality of the services provided to the applicable Fund under its Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract.

Fund performance—The board of each Fund received and considered (a) annualized total return information of each Fund overseen by it compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2009 and (b) annualized performance information for each of the last ten years ended April 30. The boards were provided with a description of the methodology Lipper used to determine the similarity of each Fund with the funds included in its Performance Universe. Each board also noted that it had received information throughout the year at periodic intervals with respect to each Fund’s performance.

UBS RMA Money Market Portfolio

The comparative Lipper information showed that the Portfolio’s performance was in the second quintile for the one-, three-, five- and ten-year periods and in the third quintile since inception (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Based on its review, the board concluded that the Portfolio’s investment performance was satisfactory.

119

UBS RMA

Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited)

UBS RMA U.S. Government Portfolio

The comparative Lipper information showed that the Portfolio’s performance was in the fourth quintile for the one-, three-, five- and ten-year periods and in the third quintile since inception. Management explained that the Portfolio’s managers focused more on managing duration (i.e., the portfolio’s sensitivity to interest rate movements) and liquidity risk than yield, which was a contributing factor to the Portfolio’s below median return. Management also noted that by maintaining a higher level of liquidity, the Portfolio held a larger allocation of overnight securities, which affected its yield. Based on its review and management’s explanation, the board concluded that the Portfolio’s investment performance was satisfactory, but would continue to scrutinize the Portfolio’s performance over the upcoming year.

UBS RMA Tax-Free Fund

The comparative Lipper information showed that the Fund’s performance was in the fourth quintile for the one-, three- and ten-year periods and since inception and in the third quintile for the five-year period. Management explained that the Fund, when compared with its peers, is managed more conservatively, as the Fund’s portfolio managers seek to balance performance with quality and liquidity resulting in a lower yield over time in comparison with its peers. Based on its review and management’s explanation, the board concluded that the Fund’s investment performance was satisfactory, but would continue to scrutinize the Fund over the upcoming year.

UBS RMA California Municipal Money Fund, UBS RMA New Jersey Municipal Money Fund and UBS RMA New York Municipal Money Fund

The comparative Lipper information showed that California Municipal Money Fund’s performance was in the fourth quintile for all comparative periods; New Jersey Municipal Money Fund’s performance was in the fifth quintile for all comparative periods; and New York Municipal Money Fund’s performance was in the fifth quintile for all comparative periods.

Management explained that, in comparison with its Performance Universe, each Municipal Fund’s portfolio was generally of higher overall credit quality and contained relatively lower exposure to positions subject to the alternative minimum tax (“AMT”). In addition, management noted that each Municipal Fund’s portfolio focused on liquidity, resulting in

120

UBS RMA

Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited)

maintaining a shorter weighted average maturity than many of its peers. Management explained that the investment management decision to stay heavily weighted at the short end of the yield curve was based on each Municipal Fund’s portfolio manager’s forecast of future interest rates and a balance between performance, safety and liquidity. These portfolio management decisions resulted in a lower yield over time when compared to each Municipal Fund’s Performance Group. Management also noted that, as California, New York and New Jersey are relatively high tax states, many Performance Group peers that may have a less affluent client base hold significant exposures to AMT investments. Based on its review and management’s explanation, the board concluded that each Municipal Fund’s investment performance was satisfactory.

Adviser profitability—Each board received and considered a profitability analysis of UBS Financial Services and UBS Global AM and their affiliates in providing services to each Fund. Each board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Financial Services’ and UBS Global AM’s profitability were considered not excessive in light of the nature, extent and quality of the services provided to each Fund.

Economies of scale—Each board received and considered information from management regarding whether there have been economies of scale with respect to the management of each Fund, whether each Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Each board considered whether economies of scale in the provision of services to each Fund were being passed along to the shareholders.

Each board noted that each Fund’s Contractual Management Fee, after giving effect to the contractual waivers, contained breakpoints. The relevant boards considered that each Fund’s asset level exceeded the breakpoints, with UBS RMA New Jersey Municipal Money Fund exceeding only the first breakpoint, and as a result, each of these Funds and its shareholders realized certain economies of scale because the total expense ratio of each such Fund was lower than if no breakpoints had been in place. Accordingly, each board determined that economies of scale were passed on to shareholders in the form of breakpoints to the management fee for each of these Funds. Each board also noted that each Fund may experience other economies of scale as its asset levels fluctuate as certain

121

UBS RMA

Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited)

expenses, such as fees for board members, auditors and legal fees, become a smaller percentage of overall assets if each Fund’s assets increased. Each board also noted that each Fund’s Sub-Advisory Fee did not contain breakpoints but also that, as the Sub-Advisory Fee is paid by UBS Financial Services, not the Funds, separate considerations of economies of scale with respect to the Sub-Advisory Fee were not relevant.

Generally, in light of UBS Financial Services’ and UBS Global AM’s profitability data, management fee, and the breakpoints currently in place, each board believed that UBS Financial Services’ sharing of current economies of scale with each Fund it oversees was acceptable.

Other benefits to UBS Global AM—The boards considered other benefits received by UBS Financial Services, UBS Global AM and their affiliates as a result of their relationship with the Funds, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment management, sub-advisory, administrative, sub-administrative and other services to the Funds and UBS Financial Services’ and UBS Global AM’s ongoing commitment to the Funds, the profits and other ancillary benefits that UBS Financial Services and its affiliates received were considered reasonable. In light of all of the foregoing, each board approved the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract for each Fund overseen by it to continue for another year.

In making their decisions, the boards identified no single factor as being determinative in approving the Investment Advisory and Administration Contracts and the Sub-Advisory and Sub-Administration Contracts. The Independent Board Members were advised by separate independent legal counsel throughout the entire process. The boards discussed the proposed continuance of the Investment Advisory and Administration Contracts and the Sub-Advisory and Sub-Administration Contracts in a private session with their independent legal counsel at which no representatives of UBS Financial Services or UBS Global AM were present.

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Board Members

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins

Principal Officers

Kai R. Sotorp President Mark F. Kemper Vice President and Secretary Thomas Disbrow Vice President and Treasurer	Robert Sabatino Vice President (Taxable Funds) EIbridge T. Gerry III Vice President (Tax-Free Funds) Ryan Nugent Vice President (Tax-Free Funds)

Investment Advisor and Administrator

UBS Financial Services Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Sub-Advisor and Sub-Administrator

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Global Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©2010 UBS Global Asset Management (Americas) Inc. All rights reserved.

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Item 2.   Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.   Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.   Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.   Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.   Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp President

Date:	March 11, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp President

Date:	March 11, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow Vice President and Treasurer

Date:	March 11, 2010